UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management
Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code:   (312) 634-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2021
Columbia
Acorn® Fund
Columbia
Acorn International®
Columbia
Acorn USA®
Columbia
Acorn International SelectSM
Columbia
Thermostat FundSM
Columbia
Acorn European FundSM

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds, including the Columbia Acorn Funds, held in your account if you invest through a financial intermediary or all Columbia Funds, including the Columbia Acorn Funds, held with the fund complex if you invest directly with the Funds.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn Family of Funds   |  Semiannual Report 2021

Fund at a glance
Columbia Acorn® Fund (Unaudited)
Investment objective
Columbia Acorn® Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager since April 2021
Service with Fund since 2021
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2016
John L. Emerson, CFA
Co-Portfolio Manager since April 2021
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	7.73	37.88	18.10	11.91	14.10
	Including sales charges		1.57	29.94	16.71	11.25	13.96
Advisor Class		11/08/12	7.92	38.27	18.39	12.18	14.45
Class C	Excluding sales charges	10/16/00	7.36	36.76	17.21	11.09	13.23
	Including sales charges		6.36	35.76	17.21	11.09	13.23
Institutional Class		06/10/70	7.88	38.31	18.38	12.21	14.46
Institutional 2 Class		11/08/12	7.90	38.34	18.42	12.24	14.46
Institutional 3 Class		11/08/12	7.94	38.36	18.49	12.29	14.47
Russell 2500 Growth Index			8.67	49.63	20.68	14.83	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2021 prospectus, the Fund’s annual operating expense ratio is 0.86% for Institutional Class shares and 1.11% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2021	3

Fund at a glance  (continued)
Columbia Acorn® Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	96.1
Money Market Funds	2.2
Securities Lending Collateral	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	3.4
Consumer Discretionary	19.2
Consumer Staples	1.8
Financials	4.9
Health Care	24.1
Industrials	10.2
Information Technology	34.2
Materials	1.0
Real Estate	1.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Acorn Family of Funds | Semiannual Report 2021

Fund at a glance
Columbia Acorn International® (Unaudited)
Investment objective
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Portfolio management
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
Hans F. Stege
Co-Portfolio Manager since July 2020
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	8.24	36.59	11.97	7.21	10.03
	Including sales charges		2.03	28.74	10.65	6.57	9.80
Advisor Class		11/08/12	8.37	36.92	12.24	7.47	10.41
Class C	Excluding sales charges	10/16/00	7.82	35.55	11.12	6.40	9.21
	Including sales charges		6.82	34.55	11.12	6.40	9.21
Institutional Class		09/23/92	8.37	36.92	12.24	7.50	10.42
Institutional 2 Class		08/02/11	8.41	37.03	12.31	7.55	10.43
Institutional 3 Class		11/08/12	8.43	37.05	12.36	7.59	10.45
Class R		08/02/11	8.12	36.22	11.69	6.88	9.74
MSCI ACWI ex USA SMID Cap Growth Index (Net)			8.80	39.41	12.38	7.13	-
MSCI ACWI ex USA SMID Cap Index (Net)			10.52	41.80	11.21	6.38	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2021 prospectus, the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA SMID Cap Growth Index (Net) captures a mid- and small-cap representation across 22 developed market countries and 27 emerging market countries.
The MSCI ACWI ex USA SMID Cap Index (Net) captures a mid- and small-cap representation across 22 of 23 developed market countries (excluding the United States) and 27 emerging market countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2021	5

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	3.5
Consumer Discretionary	14.8
Consumer Staples	2.3
Financials	8.2
Health Care	16.2
Industrials	19.0
Information Technology	25.4
Materials	6.3
Real Estate	4.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Australia	4.7
Austria	0.9
Brazil	2.5
Cambodia	0.6
Canada	2.2
China	2.4
Denmark	3.4
France	0.6
Germany	7.0
Greece	0.6
Hong Kong	0.8
Italy	5.1
Japan	16.6
Malta	0.7
Mexico	1.0
Netherlands	4.4
New Zealand	1.7
Russian Federation	1.9
Singapore	2.3
South Korea	2.7
Spain	2.5
Sweden	9.5
Switzerland	3.4
Taiwan	4.6
United Kingdom	13.4
United States(a)	4.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

6	Columbia Acorn Family of Funds | Semiannual Report 2021

Fund at a glance
Columbia Acorn USA® (Unaudited)
Investment objective
Columbia Acorn USA® (the Fund) seeks long-term capital appreciation.
Portfolio management
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since April 2021
Service with Fund since 2016
John L. Emerson, CFA
Co-Portfolio Manager since April 2021
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	9.78	47.07	18.29	12.49	11.27
	Including sales charges		3.46	38.60	16.89	11.83	11.01
Advisor Class		11/08/12	9.83	47.34	18.59	12.77	11.62
Class C	Excluding sales charges	10/16/00	9.31	46.13	17.41	11.68	10.46
	Including sales charges		8.31	45.13	17.41	11.68	10.46
Institutional Class		09/04/96	9.88	47.42	18.59	12.77	11.62
Institutional 2 Class		11/08/12	9.89	47.54	18.69	12.85	11.66
Institutional 3 Class		11/08/12	9.92	47.51	18.73	12.90	11.67
Russell 2000 Growth Index			8.98	51.36	18.76	13.52	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2021 prospectus, the Fund’s annual operating expense ratio is 1.15% for Institutional Class shares and 1.40% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2021	7

Fund at a glance  (continued)
Columbia Acorn USA® (Unaudited)
Portfolio breakdown (%) (at June 30, 2021)
Common Stocks	93.8
Limited Partnerships	0.7
Money Market Funds	1.3
Securities Lending Collateral	4.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2021)
Consumer Discretionary	20.5
Consumer Staples	2.2
Financials	6.1
Health Care	33.5
Industrials	12.4
Information Technology	22.1
Materials	1.3
Real Estate	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

8	Columbia Acorn Family of Funds | Semiannual Report 2021

Fund at a glance
Columbia Acorn International SelectSM (Unaudited)
Investment objective
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Lead Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2001
Hans F. Stege
Co-Portfolio Manager since 2019
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	4.26	31.53	14.89	8.13	9.09
	Including sales charges		-1.72	23.96	13.54	7.49	8.81
Advisor Class		11/08/12	4.41	31.88	15.19	8.42	9.42
Class C	Excluding sales charges	10/16/00	3.88	30.55	14.04	7.31	8.27
	Including sales charges		2.88	29.55	14.04	7.31	8.27
Institutional Class		11/23/98	4.42	31.87	15.18	8.43	9.43
Institutional 2 Class		11/08/12	4.48	32.01	15.29	8.49	9.46
Institutional 3 Class		11/08/12	4.48	32.07	15.34	8.54	9.48
MSCI ACWI ex USA Growth Index (Net)			6.52	33.68	13.37	7.28	-
MSCI ACWI ex USA Index (Net)			9.16	35.72	11.08	5.45	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2021 prospectus, the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Growth Index (Net) captures a large- and mid-cap representation across 22 developed market countries and 27 emerging market countries.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 27 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2021	9

Fund at a glance  (continued)
Columbia Acorn International SelectSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	9.3
Consumer Discretionary	10.4
Financials	7.8
Health Care	19.2
Industrials	20.9
Information Technology	27.4
Materials	2.9
Real Estate	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Australia	2.0
Brazil	2.5
Canada	2.8
China	7.1
Denmark	3.2
Germany	5.1
Italy	5.6
Japan	14.0
Malta	0.0(a)
Netherlands	6.3
New Zealand	3.2
Singapore	2.1
South Korea	4.5
Sweden	11.2
Switzerland	9.1
Taiwan	5.7
United Kingdom	13.3
United States(b)	2.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

10	Columbia Acorn Family of Funds | Semiannual Report 2021

Fund at a glance
Columbia Thermostat FundSM (Unaudited)
Investment objective
Columbia Thermostat FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager since 2018
Service with Fund since 2018
Joshua Kutin, CFA
Co-Portfolio Manager since 2018
Service with Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	03/03/03	5.91	19.03	10.77	8.46	8.09
	Including sales charges		-0.20	12.18	9.47	7.83	7.74
Advisor Class		11/08/12	6.08	19.35	11.06	8.73	8.36
Class C	Excluding sales charges	03/03/03	5.55	18.15	9.94	7.66	7.28
	Including sales charges		4.55	17.15	9.94	7.66	7.28
Institutional Class		09/25/02	6.06	19.35	11.05	8.73	8.36
Institutional 2 Class		11/08/12	6.13	19.37	11.09	8.76	8.38
Institutional 3 Class		11/08/12	6.14	19.44	11.14	8.80	8.40
Blended Benchmark			6.58	18.86	10.43	9.25	-
S&P 500® Index			15.25	40.79	17.65	14.84	-
Bloomberg Barclays U.S. Aggregate Bond Index			-1.60	-0.33	3.03	3.39	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2021 prospectus, the Fund’s annual operating expense ratio is 0.65% for Institutional Class shares and 0.90% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to May 1, 2018 reflects returns achieved following a principal investment strategy pursuant to which day-to-day investment decisions for the Fund were made according to only one potential form of predetermined asset allocation table. Effective May 1, 2018, the Fund follows a principal investment strategy that calls for the Investment Manager, on at least an annual basis, to determine whether the Fund’s assets should be allocated according to one of two different forms of allocation table based on the Investment Manager’s assessment of the equity market. Through April 2020, the asset allocation table in place reflected the Investment Manager’s determination that the equity market was “expensive”. For a one-year period from May 1, 2020 through April 30, 2021, the Fund switched to the "normal" equity market table with a 50% equity floor because the Fund’s portfolio managers determined the market to be "normal." On May 1, 2021, the Fund moved back to the asset allocation table that was in place from the Fund’s inception in 2002 through April 30, 2020 based on the portfolio managers’ determination that the equity market is currently "expensive."
The Blended Benchmark, established by the Fund’s investment manager, is an equally weighted custom composite of Columbia Thermostat Fund’s primary equity and primary debt benchmarks, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund’s assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Columbia Acorn Family of Funds | Semiannual Report 2021	11

Fund at a glance  (continued)
Columbia Thermostat FundSM (Unaudited)
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Portfolio breakdown (%) (at June 30, 2021)
Equity Funds	9.1
Exchange-Traded Equity Funds	1.0
Exchange-Traded Fixed Income Funds	9.0
Fixed Income Funds	80.7
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Acorn Family of Funds | Semiannual Report 2021

Fund at a glance
Columbia Acorn European FundSM (Unaudited)
Investment objective
Columbia Acorn European FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager or Co-Portfolio Manager since 2011
Service with Fund since 2011
Sebastien Pigeon, CFA
Co-Portfolio Manager since May 2021
Service with Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	Life of Fund
Class A	Excluding sales charges	08/19/11	11.42	46.34	17.56	12.88
	Including sales charges		5.01	37.91	16.18	12.20
Advisor Class		06/25/14	11.56	46.73	17.86	13.18
Class C	Excluding sales charges	08/19/11	11.00	45.27	16.67	12.05
	Including sales charges		10.00	44.27	16.67	12.05
Institutional Class		08/19/11	11.54	46.74	17.85	13.17
Institutional 2 Class		11/08/12	11.54	46.80	17.93	13.20
Institutional 3 Class		03/01/17	11.58	46.89	17.94	13.21
MSCI AC Europe Small Cap Index (Net)			11.84	50.87	13.67	11.67
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2021 prospectus, the Fund’s annual operating expense ratio is 1.20% for Institutional Class shares and 1.45% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Europe Small Cap Index (Net) captures a small-cap representation across 21 markets in Europe. The index covers approximately 14% of the free float-adjusted market capitalization across each market country in Europe.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2021	13

Fund at a glance  (continued)
Columbia Acorn European FundSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2021)
Communication Services	4.9
Consumer Discretionary	6.9
Consumer Staples	1.6
Financials	8.6
Health Care	19.8
Industrials	28.1
Information Technology	23.8
Materials	4.4
Real Estate	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2021)
Austria	1.4
Cyprus	1.4
Denmark	5.3
France	1.7
Germany	13.2
Greece	1.4
Italy	8.8
Malta	1.5
Netherlands	5.2
Spain	3.8
Sweden	19.6
Switzerland	8.0
United Kingdom	25.8
United States(a)	2.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

14	Columbia Acorn Family of Funds | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Funds’ actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Funds’ actual return) and then applies the Funds’ actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat FundSM’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the “Fund of Funds” table.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	1,077.30	1,019.44	5.56	5.41	1.08
Advisor Class	1,000.00	1,000.00	1,079.20	1,020.68	4.28	4.16	0.83
Class C	1,000.00	1,000.00	1,073.60	1,015.72	9.41	9.15	1.83
Institutional Class	1,000.00	1,000.00	1,078.80	1,020.68	4.28	4.16	0.83
Institutional 2 Class	1,000.00	1,000.00	1,079.00	1,020.83	4.12	4.01	0.80
Institutional 3 Class	1,000.00	1,000.00	1,079.40	1,021.03	3.92	3.81	0.76
Columbia Acorn Family of Funds | Semiannual Report 2021	15

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	1,082.40	1,018.70	6.35	6.16	1.23
Advisor Class	1,000.00	1,000.00	1,083.70	1,019.93	5.06	4.91	0.98
Class C	1,000.00	1,000.00	1,078.20	1,014.98	10.20	9.89	1.98
Institutional Class	1,000.00	1,000.00	1,083.70	1,019.93	5.06	4.91	0.98
Institutional 2 Class	1,000.00	1,000.00	1,084.10	1,020.23	4.75	4.61	0.92
Institutional 3 Class	1,000.00	1,000.00	1,084.30	1,020.43	4.55	4.41	0.88
Class R	1,000.00	1,000.00	1,081.20	1,017.46	7.64	7.40	1.48
Columbia Acorn USA®
Class A	1,000.00	1,000.00	1,097.80	1,017.90	7.23	6.95	1.39
Advisor Class	1,000.00	1,000.00	1,098.30	1,019.14	5.93	5.71	1.14
Class C	1,000.00	1,000.00	1,093.10	1,014.18	11.11	10.69	2.14
Institutional Class	1,000.00	1,000.00	1,098.80	1,019.14	5.93	5.71	1.14
Institutional 2 Class	1,000.00	1,000.00	1,098.90	1,019.44	5.62	5.41	1.08
Institutional 3 Class	1,000.00	1,000.00	1,099.20	1,019.64	5.41	5.21	1.04
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	1,042.60	1,018.65	6.28	6.21	1.24
Advisor Class	1,000.00	1,000.00	1,044.10	1,019.89	5.02	4.96	0.99
Class C	1,000.00	1,000.00	1,038.80	1,014.93	10.06	9.94	1.99
Institutional Class	1,000.00	1,000.00	1,044.20	1,019.89	5.02	4.96	0.99
Institutional 2 Class	1,000.00	1,000.00	1,044.80	1,020.38	4.51	4.46	0.89
Institutional 3 Class	1,000.00	1,000.00	1,044.80	1,020.63	4.26	4.21	0.84
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	1,114.20	1,017.65	7.55	7.20	1.44
Advisor Class	1,000.00	1,000.00	1,115.60	1,018.89	6.24	5.96	1.19
Class C	1,000.00	1,000.00	1,110.00	1,013.93	11.46	10.94	2.19
Institutional Class	1,000.00	1,000.00	1,115.40	1,018.89	6.24	5.96	1.19
Institutional 2 Class	1,000.00	1,000.00	1,115.40	1,019.14	5.98	5.71	1.14
Institutional 3 Class	1,000.00	1,000.00	1,115.80	1,019.34	5.77	5.51	1.10
Fund of Funds—Columbia Thermostat FundSM
January 1, 2021 — June 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.10	1,022.32	2.55	2.51	0.50	4.49	4.41	0.88
Advisor Class	1,000.00	1,000.00	1,060.80	1,023.55	1.28	1.25	0.25	3.22	3.16	0.63
Class C	1,000.00	1,000.00	1,055.50	1,018.60	6.37	6.26	1.25	8.31	8.16	1.63
Institutional Class	1,000.00	1,000.00	1,060.60	1,023.55	1.28	1.25	0.25	3.22	3.16	0.63
Institutional 2 Class	1,000.00	1,000.00	1,061.30	1,023.80	1.02	1.00	0.20	2.96	2.91	0.58
Institutional 3 Class	1,000.00	1,000.00	1,061.40	1,023.95	0.87	0.85	0.17	2.81	2.76	0.55
Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Except with respect to Columbia Thermostat FundSM, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).
16	Columbia Acorn Family of Funds | Semiannual Report 2021

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
In the case of Columbia Thermostat FundSM, effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly by the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds in which it invests using the expense ratio of each class of each underlying fund as of the underlying fund’s most recent shareholder report.
Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for the Funds, account value at the end of the period would have been reduced.
Columbia Acorn Family of Funds | Semiannual Report 2021	17

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 3.4%
Entertainment 3.4%
Roblox Corp., Class A(a)	303,000	27,263,940
Roku, Inc.(a)	80,034	36,755,615
Take-Two Interactive Software, Inc.(a)	211,000	37,351,220
Zynga, Inc., Class A(a)	5,912,599	62,850,927
Total		164,221,702
Total Communication Services		164,221,702
Consumer Discretionary 19.0%
Auto Components 1.6%
Visteon Corp.(a)	652,503	78,913,713
Diversified Consumer Services 3.1%
Bright Horizons Family Solutions, Inc.(a)	326,823	48,078,931
Chegg, Inc.(a)	1,215,143	100,990,535
Total		149,069,466
Hotels, Restaurants & Leisure 5.3%
Churchill Downs, Inc.	227,000	45,005,020
DraftKings, Inc., Class A(a)	812,500	42,388,125
Planet Fitness, Inc., Class A(a)	1,291,567	97,190,417
Wingstop, Inc.	482,304	76,025,579
Total		260,609,141
Household Durables 1.7%
NVR, Inc.(a)	7,090	35,260,697
Skyline Champion Corp.(a)	871,455	46,448,552
Total		81,709,249
Internet & Direct Marketing Retail 3.1%
Etsy, Inc.(a)	563,425	115,975,402
Poshmark, Inc., Class A(a),(b),(c)	730,960	34,896,030
Total		150,871,432
Leisure Products 0.7%
Brunswick Corp.	353,000	35,165,860
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.5%
Five Below, Inc.(a)	278,000	53,729,060
Floor & Decor Holdings, Inc.(a)	518,000	54,752,600
Vroom, Inc.(a)	750,207	31,403,665
Williams-Sonoma, Inc.	186,700	29,806,655
Total		169,691,980
Total Consumer Discretionary		926,030,841
Consumer Staples 1.8%
Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	824,000	39,205,920
Household Products 1.0%
WD-40 Co.	184,759	47,351,884
Total Consumer Staples		86,557,804
Financials 4.8%
Banks 1.1%
Lakeland Financial Corp.	603,621	37,207,198
SVB Financial Group(a)	33,614	18,703,838
Total		55,911,036
Capital Markets 3.3%
Ares Management Corp., Class A	589,440	37,482,490
Foresight Acquisition Corp. PIPE(a),(d),(e),(f),(g),(h)	2,500,000	21,050,000
GCM Grosvenor, Inc., Class A(b),(c)	2,226,000	23,194,920
Hamilton Lane, Inc., Class A(b)	387,300	35,290,776
Houlihan Lokey, Inc.	521,000	42,612,590
Total		159,630,776
Consumer Finance 0.4%
Upstart Holdings, Inc.(a)	166,453	20,789,980
Total Financials		236,331,792
Health Care 23.8%
Biotechnology 10.5%
Acceleron Pharma, Inc.(a)	385,693	48,400,614
Anika Therapeutics, Inc.(a)	648,943	28,092,742
Argenx SE, ADR(a)	114,951	34,608,298
BioMarin Pharmaceutical, Inc.(a)	468,700	39,108,328
CRISPR Therapeutics AG(a)	152,449	24,679,969
Exact Sciences Corp.(a)	341,400	42,439,434
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fate Therapeutics, Inc.(a)	368,000	31,938,720
Horizon Therapeutics PLC(a)	886,589	83,020,194
Insmed, Inc.(a)	1,675,370	47,681,030
Intellia Therapeutics, Inc.(a)	82,244	13,316,126
Kiniksa Pharmaceuticals Ltd., Class A(a),(b)	—	—
Kura Oncology, Inc.(a)	1,711,127	35,676,998
Mirati Therapeutics, Inc.(a)	187,230	30,243,262
Natera, Inc.(a)	467,100	53,029,863
Total		512,235,578
Health Care Equipment & Supplies 5.0%
Align Technology, Inc.(a)	102,250	62,474,750
Eargo, Inc.(a),(c)	630,706	25,171,476
Globus Medical, Inc., Class A(a)	760,100	58,930,553
Masimo Corp.(a)	299,100	72,516,795
Penumbra, Inc.(a)	86,358	23,667,274
Total		242,760,848
Health Care Providers & Services 3.6%
Amedisys, Inc.(a)	390,750	95,706,397
Chemed Corp.	92,296	43,794,452
Encompass Health Corp.	479,663	37,428,104
Total		176,928,953
Health Care Technology 0.4%
Doximity, Inc., Class A(a)	360,079	20,956,598
Life Sciences Tools & Services 4.3%
10X Genomics, Inc., Class A(a)	325,453	63,730,206
Bio-Techne Corp.	159,302	71,727,319
Pacific Biosciences of California, Inc.(a)	1,316,600	46,041,502
Repligen Corp.(a)	133,000	26,549,460
Total		208,048,487
Total Health Care		1,160,930,464
Industrials 10.0%
Commercial Services & Supplies 0.4%
Unifirst Corp.	84,000	19,709,760
Electrical Equipment 3.7%
Atkor, Inc.(a)	769,153	54,609,863
Generac Holdings, Inc.(a)	161,950	67,233,543
Plug Power, Inc.(a)	1,723,000	58,909,370
Total		180,752,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.0%
IDEX Corp.	133,500	29,376,675
ITT, Inc.	440,311	40,328,084
SPX Corp.(a)	1,233,872	75,364,902
Total		145,069,661
Professional Services 1.5%
Exponent, Inc.	396,300	35,353,923
ICF International, Inc.	441,000	38,746,260
Total		74,100,183
Road & Rail 0.4%
Old Dominion Freight Line, Inc.	84,660	21,486,708
Trading Companies & Distributors 1.0%
SiteOne Landscape Supply, Inc.(a)	292,400	49,491,624
Total Industrials		490,610,712
Information Technology 33.8%
Communications Equipment 0.9%
Calix, Inc.(a)	922,854	43,835,565
Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	433,122	75,644,757
ePlus, Inc.(a),(b)	134,256	11,638,653
Total		87,283,410
IT Services 6.9%
DigitalOcean Holdings, Inc.(a)	617,000	34,299,030
Endava PLC, ADR(a)	688,725	78,087,640
EPAM Systems, Inc.(a)	133,437	68,180,970
GoDaddy, Inc., Class A(a)	238,517	20,741,438
MongoDB, Inc.(a)	166,250	60,102,700
VeriSign, Inc.(a)	217,675	49,562,421
Wix.com Ltd.(a)	96,950	28,142,646
Total		339,116,845
Semiconductors & Semiconductor Equipment 3.0%
SolarEdge Technologies, Inc.(a)	198,519	54,864,696
Teradyne, Inc.	688,086	92,176,000
Total		147,040,696

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	19

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 21.2%
Avalara, Inc.(a)	496,000	80,252,800
Bill.com Holdings, Inc.(a)	460,720	84,394,690
Blackline, Inc.(a)	426,525	47,459,437
Cadence Design Systems, Inc.(a)	481,775	65,916,456
Dolby Laboratories, Inc., Class A	637,000	62,610,730
Elastic NV(a)	608,175	88,647,588
HubSpot, Inc.(a)	170,500	99,353,760
j2 Global, Inc.(a)	309,450	42,564,848
JFrog Ltd.(a),(c)	898,394	40,894,895
Manhattan Associates, Inc.(a)	272,285	39,437,759
Mimecast Ltd.(a)	873,686	46,349,042
Olo, Inc., Class A(a),(c)	991,000	37,053,490
Sprout Social, Inc., Class A(a)	611,370	54,668,705
Trade Desk, Inc. (The), Class A(a)	1,198,450	92,712,092
Voyager Digital Ltd.(a)	1,208,848	20,508,106
Zendesk, Inc.(a)	504,800	72,862,832
Zscaler, Inc.(a)	268,451	58,001,523
Total		1,033,688,753
Total Information Technology		1,650,965,269
Materials 1.0%
Chemicals 1.0%
Avient Corp.	958,000	47,095,280
Total Materials		47,095,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.2%
Real Estate Management & Development 1.2%
Colliers International Group, Inc.	336,817	37,716,768
FirstService Corp.	132,500	22,691,950
Total		60,408,718
Total Real Estate		60,408,718
Total Common Stocks (Cost $3,488,613,964)		4,823,152,582

Securities Lending Collateral 1.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(i),(j)	87,787,390	87,787,390
Total Securities Lending Collateral (Cost $87,787,390)		87,787,390

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(i)	109,826,347	109,815,364
Total Money Market Funds (Cost $109,814,460)		109,815,364
Total Investments in Securities (Cost: $3,686,215,814)		5,020,755,336
Obligation to Return Collateral for Securities Loaned		(87,787,390)
Other Assets & Liabilities, Net		(48,970,956)
Net Assets		4,883,996,990

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	39,795,717	958,269,999	(888,246,052)	(4,300)	109,815,364	4,301	28,358	109,826,347
ePlus, Inc.‡,†
	—	47,101,170	(69,399,477)	—	—	5,487,669	—	—
GCM Grosvenor, Inc., Class A‡
	—	—	—	(107,441)	23,194,920	—	311,640	2,226,000
Hamilton Lane, Inc., Class A‡,†
	—	48,305,512	(44,288,825)	—	—	(2,061,166)	572,400	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Kiniksa Pharmaceuticals Ltd., Class A†
	28,164,513	—	(31,166,938)	3,002,425	—	(4,332,697)	—	—
Poshmark, Inc., Class A‡,†
	—	57,202,730	(11,237,810)	—	—	(4,973,855)	—	—
Total	67,960,230			2,890,684	133,010,284	(5,875,748)	912,398

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	All or a portion of this security was on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $86,628,898.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $21,050,000, which represents 0.43% of total net assets.
(e)	At June 30, 2021, the Fund had unfunded commitments to purchase shares for the securities shown below:

Security	Shares	Cost ($)
Foresight Acquisition Corp. PIPE	2,500,000	25,000,000

(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At June 30, 2021, the total market value of these securities amounted to $21,050,000, which represents 0.43% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Foresight Acquisition Corp. PIPE	05/26/2021	2,500,000	25,000,000	21,050,000

(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(j)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	21

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	164,221,702	—	—	164,221,702
Consumer Discretionary	926,030,841	—	—	926,030,841
Consumer Staples	86,557,804	—	—	86,557,804
Financials	215,281,792	—	21,050,000	236,331,792
Health Care	1,160,930,464	—	—	1,160,930,464
Industrials	490,610,712	—	—	490,610,712
Information Technology	1,630,457,163	20,508,106	—	1,650,965,269
Materials	47,095,280	—	—	47,095,280
Real Estate	60,408,718	—	—	60,408,718
Total Common Stocks	4,781,594,476	20,508,106	21,050,000	4,823,152,582
Securities Lending Collateral	87,787,390	—	—	87,787,390
Money Market Funds	109,815,364	—	—	109,815,364
Total Investments in Securities	4,979,197,230	20,508,106	21,050,000	5,020,755,336
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments
Columbia Acorn International®, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 4.7%
Bapcor Ltd.	5,157,796	32,866,047
carsales.com Ltd.	1,673,874	24,788,484
Evolution Mining Ltd.	3,088,384	10,434,805
IDP Education Ltd.	1,231,336	22,678,148
Temple & Webster Group Ltd.(a)	2,936,939	23,693,474
Total		114,460,958
Austria 0.9%
S&T AG(b)	906,019	20,761,025
Brazil 2.5%
Notre Dame Intermedica Participacoes SA	1,405,267	24,043,633
TOTVS SA	4,843,370	36,536,098
Total		60,579,731
Cambodia 0.6%
NagaCorp Ltd.	15,075,000	14,538,421
Canada 2.2%
CCL Industries, Inc.	328,003	18,064,509
Osisko Gold Royalties Ltd.	2,550,109	34,951,881
Total		53,016,390
China 2.4%
Shenzhou International Group Holdings Ltd.	1,230,700	31,078,614
Silergy Corp.	200,000	27,144,706
Total		58,223,320
Denmark 3.4%
ALK-Abello AS(a)	79,100	37,752,419
SimCorp AS	359,967	45,212,769
Total		82,965,188
France 0.6%
Robertet SA	12,535	15,457,911
Germany 7.0%
Eckert & Ziegler Strahlen- und Medizintechnik AG	278,962	31,902,404
Hypoport SE(a)	83,579	43,248,659
Jenoptik AG	890,819	24,378,674
Nemetschek SE	539,197	41,273,659
TeamViewer AG(a)	770,712	28,945,599
Total		169,748,995
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.6%
JUMBO SA	910,767	15,340,162
Hong Kong 0.8%
Vitasoy International Holdings Ltd.	5,414,000	20,099,544
Italy 5.1%
Amplifon SpA	1,008,417	49,859,913
Carel Industries SpA	298,376	7,164,437
GVS SpA	1,183,556	19,389,022
Nexi SpA(a)	2,192,964	48,190,958
Total		124,604,330
Japan 16.6%
Aruhi Corp.	1,137,400	14,633,539
Daifuku Co., Ltd.	424,600	38,523,176
Daiseki Co., Ltd.	801,433	36,000,675
Disco Corp.	54,900	16,692,299
Elecom Co., Ltd.	1,218,200	22,785,896
Fuso Chemical Co., Ltd.	579,700	21,340,053
Hikari Tsushin, Inc.	401,628	70,584,550
Nihon Unisys Ltd.	864,600	26,017,941
NSD Co., Ltd.	756,200	12,634,153
Obic Co., Ltd.	130,900	24,344,674
Seiren Co., Ltd.	888,400	17,517,641
Sekisui Chemical Co., Ltd.	3,870,300	66,267,306
Shima Seiki Manufacturing Ltd.	325,900	5,585,528
Solasto Corp.	1,860,600	23,577,964
Valqua Ltd.	420,500	8,223,208
Total		404,728,603
Malta 0.7%
Kindred Group PLC	1,103,584	17,313,509
Mexico 1.0%
Corporación Inmobiliaria Vesta SAB de CV	12,567,607	24,487,100
Netherlands 4.4%
Argenx SE, ADR(a)	118,407	35,648,796
BE Semiconductor Industries NV	148,720	12,673,586
IMCD NV	373,981	59,588,273
Total		107,910,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	23

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 1.7%
Fisher & Paykel Healthcare Corp., Ltd.	1,923,815	41,851,475
Russian Federation 1.9%
TCS Group Holding PLC, GDR	538,885	47,175,835
Singapore 2.2%
Mapletree Commercial Trust	15,878,000	25,540,413
Mapletree Logistics Trust	18,958,044	28,981,629
Total		54,522,042
South Korea 2.7%
Koh Young Technology, Inc.	1,455,231	30,743,110
Korea Investment Holdings Co., Ltd.	383,756	35,108,746
Total		65,851,856
Spain 2.5%
Befesa SA	455,691	35,022,550
Vidrala SA	209,387	25,026,688
Total		60,049,238
Sweden 9.4%
AddTech AB, B Shares	2,456,359	40,775,566
Dometic Group AB	2,231,944	38,032,198
Hexagon AB, Class B	4,410,742	65,351,198
Munters Group AB	3,241,932	28,979,306
Sectra AB, Class B(a)	240,779	18,639,194
Sweco AB, Class B	2,100,540	38,215,735
Total		229,993,197
Switzerland 3.4%
Belimo Holding AG, Registered Shares	68,484	31,363,329
Gurit Holding AG	6,701	14,629,581
Inficon Holding AG	19,136	22,132,182
Montana Aerospace AG(a),(c)	333,954	14,058,372
Total		82,183,464
Taiwan 4.6%
Parade Technologies Ltd.	865,000	42,926,492
Sinbon Electronics Co., Ltd.	2,469,000	24,259,793
Universal Vision Biotechnology Co., Ltd.	1,146,000	14,189,610
Voltronic Power Technology Corp.	632,408	30,507,454
Total		111,883,349
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.4%
Abcam PLC(a)	645,015	12,321,962
Auto Trader Group PLC(a)	1,505,101	13,181,683
Dechra Pharmaceuticals PLC	797,589	48,214,423
Diploma PLC	710,355	28,576,331
Genus PLC	380,010	26,098,006
Halma PLC	507,212	18,896,313
Intermediate Capital Group PLC	1,790,303	52,658,472
Rentokil Initial PLC	5,245,890	35,930,068
Rightmove PLC	4,942,614	44,425,234
Safestore Holdings PLC	1,629,086	21,340,784
Spirax-Sarco Engineering PLC	133,325	25,111,345
Total		326,754,621
United States 1.5%
Inter Parfums, Inc.	487,972	35,133,984
Total Common Stocks (Cost $1,466,558,089)		2,359,634,903

Securities Lending Collateral 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(d),(e)	6,100,000	6,100,000
Total Securities Lending Collateral (Cost $6,100,000)		6,100,000

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(d),(f)	67,707,361	67,700,590
Total Money Market Funds (Cost $67,700,590)		67,700,590
Total Investments in Securities (Cost $1,540,358,679)		2,433,435,493
Obligation to Return Collateral for Securities Loaned		(6,100,000)
Other Assets & Liabilities, Net		11,134,634
Net Assets		$2,438,470,127

At June 30, 2021, securities and/or cash totaling $3,089,016 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	189	09/2021	USD	21,773,745	—	(402,015)
MSCI Emerging Markets Index	438	09/2021	USD	29,889,120	—	(106,924)
Total					—	(508,939)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $5,721,970.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $14,058,372, which represents 0.58% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	61,934,514	384,758,790	(378,992,714)	—	67,700,590	—	23,102	67,707,361
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	25

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	114,460,958	—	114,460,958
Austria	—	20,761,025	—	20,761,025
Brazil	60,579,731	—	—	60,579,731
Cambodia	—	14,538,421	—	14,538,421
Canada	53,016,390	—	—	53,016,390
China	—	58,223,320	—	58,223,320
Denmark	—	82,965,188	—	82,965,188
France	—	15,457,911	—	15,457,911
Germany	—	169,748,995	—	169,748,995
Greece	—	15,340,162	—	15,340,162
Hong Kong	—	20,099,544	—	20,099,544
Italy	—	124,604,330	—	124,604,330
Japan	—	404,728,603	—	404,728,603
Malta	—	17,313,509	—	17,313,509
Mexico	24,487,100	—	—	24,487,100
Netherlands	35,648,796	72,261,859	—	107,910,655
New Zealand	—	41,851,475	—	41,851,475
Russian Federation	—	47,175,835	—	47,175,835
Singapore	—	54,522,042	—	54,522,042
South Korea	—	65,851,856	—	65,851,856
Spain	—	60,049,238	—	60,049,238
Sweden	—	229,993,197	—	229,993,197
Switzerland	—	82,183,464	—	82,183,464
Taiwan	—	111,883,349	—	111,883,349
United Kingdom	—	326,754,621	—	326,754,621
United States	35,133,984	—	—	35,133,984
Total Common Stocks	208,866,001	2,150,768,902	—	2,359,634,903
Securities Lending Collateral	6,100,000	—	—	6,100,000
Money Market Funds	67,700,590	—	—	67,700,590
Total Investments in Securities	282,666,591	2,150,768,902	—	2,433,435,493
Investments in Derivatives
Liability
Futures Contracts	(508,939)	—	—	(508,939)
Total	282,157,652	2,150,768,902	—	2,432,926,554
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments
Columbia Acorn USA®, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Consumer Discretionary 19.5%
Auto Components 3.1%
Dorman Products, Inc.(a)	37,320	3,868,964
LCI Industries	23,146	3,041,847
Visteon Corp.(a)	27,625	3,340,968
Total		10,251,779
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.(a)	21,594	3,176,693
Hotels, Restaurants & Leisure 7.7%
Choice Hotels International, Inc.	24,161	2,871,777
Churchill Downs, Inc.	33,411	6,624,065
Planet Fitness, Inc., Class A(a)	85,072	6,401,668
Wendy’s Co. (The)	126,471	2,961,951
Wingstop, Inc.	38,710	6,101,857
Total		24,961,318
Household Durables 2.3%
Skyline Champion Corp.(a)	141,900	7,563,270
Internet & Direct Marketing Retail 1.0%
Poshmark, Inc., Class A(a),(b)	70,082	3,345,715
Leisure Products 1.0%
Brunswick Corp.	31,210	3,109,140
Specialty Retail 3.4%
Boot Barn Holdings, Inc.(a)	43,535	3,659,117
Five Below, Inc.(a)	16,753	3,237,852
Vroom, Inc.(a)	99,978	4,185,079
Total		11,082,048
Total Consumer Discretionary		63,489,963
Consumer Staples 2.1%
Food & Staples Retailing 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	78,153	3,718,520
Household Products 1.0%
WD-40 Co.	12,497	3,202,856
Total Consumer Staples		6,921,376
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.0%
Banks 0.6%
Lakeland Financial Corp.	34,077	2,100,506
Capital Markets 4.7%
Ares Management Corp., Class A	28,575	1,817,084
Foresight Acquisition Corp.(a)	484,027	4,970,957
GCM Grosvenor, Inc., Class A(b)	250,634	2,611,606
Hamilton Lane, Inc., Class A	27,738	2,527,487
Houlihan Lokey, Inc.	40,858	3,341,776
Total		15,268,910
Consumer Finance 0.7%
Upstart Holdings, Inc.(a)	18,720	2,338,128
Total Financials		19,707,544
Health Care 32.9%
Biotechnology 10.8%
Acceleron Pharma, Inc.(a)	39,069	4,902,769
Anika Therapeutics, Inc.(a)	84,050	3,638,525
Arcus Biosciences, Inc.(a)	90,226	2,477,606
CRISPR Therapeutics AG(a)	13,354	2,161,879
Fate Therapeutics, Inc.(a)	71,320	6,189,863
Insmed, Inc.(a)	140,494	3,998,459
Intellia Therapeutics, Inc.(a)	5,461	884,191
Kura Oncology, Inc.(a)	157,311	3,279,934
Mirati Therapeutics, Inc.(a)	24,861	4,015,797
Natera, Inc.(a)	33,190	3,768,061
Total		35,317,084
Health Care Equipment & Supplies 4.8%
Eargo, Inc.(a),(b)	91,220	3,640,590
Glaukos Corp.(a)	39,000	3,308,370
Globus Medical, Inc., Class A(a)	71,055	5,508,894
SI-BONE, Inc.(a)	104,495	3,288,458
Total		15,746,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	27

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 7.1%
Amedisys, Inc.(a)	26,417	6,470,316
Chemed Corp.	13,474	6,393,413
Encompass Health Corp.	17,875	1,394,786
LHC Group, Inc.(a)	23,484	4,702,906
National Research Corp., Class A	89,928	4,127,695
Total		23,089,116
Health Care Technology 0.9%
Doximity, Inc., Class A(a)	23,990	1,396,218
Schrodinger, Inc.(a)	20,700	1,565,127
Total		2,961,345
Life Sciences Tools & Services 7.2%
Bio-Techne Corp.	7,175	3,230,615
Codexis, Inc.(a)	72,750	1,648,515
NanoString Technologies, Inc.(a)	54,507	3,531,509
NeoGenomics, Inc.(a)	70,000	3,161,900
Pacific Biosciences of California, Inc.(a)	160,030	5,596,249
Repligen Corp.(a)	31,921	6,372,070
Total		23,540,858
Pharmaceuticals 2.1%
Nuvation Bio, Inc.(a),(b)	225,836	2,102,533
Reata Pharmaceuticals, Inc., Class A(a)	32,600	4,613,878
Total		6,716,411
Total Health Care		107,371,126
Industrials 12.2%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	25,527	3,031,586
Electrical Equipment 4.3%
Atkor, Inc.(a)	39,889	2,832,119
Plug Power, Inc.(a)	125,188	4,280,178
Shoals Technologies Group, Inc., Class A(a)	194,351	6,899,460
Total		14,011,757
Machinery 1.6%
ITT, Inc.	28,165	2,579,633
Watts Water Technologies, Inc., Class A	18,353	2,677,886
Total		5,257,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.0%
Exponent, Inc.	35,016	3,123,777
ICF International, Inc.	37,423	3,287,985
Total		6,411,762
Road & Rail 1.3%
Saia, Inc.(a)	20,828	4,363,258
Trading Companies & Distributors 2.1%
SiteOne Landscape Supply, Inc.(a)	39,418	6,671,891
Total Industrials		39,747,773
Information Technology 21.7%
Communications Equipment 1.2%
Calix, Inc.(a)	80,359	3,817,053
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc.	25,115	2,830,712
Badger Meter, Inc.	33,421	3,279,269
ePlus, Inc.(a)	7,179	622,347
Total		6,732,328
IT Services 2.9%
DigitalOcean Holdings, Inc.(a)	68,641	3,815,753
Endava PLC, ADR(a)	49,020	5,557,888
Total		9,373,641
Semiconductors & Semiconductor Equipment 0.7%
Marvell Technology, Inc.	39,353	2,295,460
Software 14.9%
Blackline, Inc.(a)	65,652	7,305,098
CyberArk Software Ltd.(a)	12,691	1,653,257
Elastic NV(a)	33,701	4,912,258
j2 Global, Inc.(a)	39,592	5,445,880
JFrog Ltd.(a),(b)	81,948	3,730,273
Manhattan Associates, Inc.(a)	30,294	4,387,783
Medallia, Inc.(a)	60,300	2,035,125
Mimecast Ltd.(a)	70,809	3,756,417
Olo, Inc., Class A(a),(b)	101,606	3,799,048
ON24, Inc.(a)	51,446	1,825,304

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sprout Social, Inc., Class A(a)	70,914	6,341,130
Voyager Digital Ltd.(a)	202,499	3,435,395
Total		48,626,968
Total Information Technology		70,845,450
Materials 1.3%
Chemicals 1.3%
Avient Corp.	86,200	4,237,592
Total Materials		4,237,592
Real Estate 1.9%
Real Estate Management & Development 1.9%
Colliers International Group, Inc.	33,829	3,788,171
FirstService Corp.	13,489	2,310,126
Total		6,098,297
Total Real Estate		6,098,297
Total Common Stocks (Cost $230,415,667)		318,419,121

Limited Partnerships 0.7%

Consumer Discretionary 0.7%
Hotels, Restaurants & Leisure 0.7%
Cedar Fair LP(a)	52,945	2,373,525
Total Consumer Discretionary		2,373,525
Total Limited Partnerships (Cost $1,387,524)		2,373,525

Securities Lending Collateral 4.4%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(c),(d)	14,249,600	14,249,600
Total Securities Lending Collateral (Cost $14,249,600)		14,249,600

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(e)	4,310,087	4,309,656
Total Money Market Funds (Cost $4,309,628)		4,309,656
Total Investments in Securities (Cost: $250,362,419)		339,351,902
Obligation to Return Collateral for Securities Loaned		(14,249,600)
Other Assets & Liabilities, Net		1,124,053
Net Assets		326,226,355

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $14,192,253.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	3,540,814	83,903,833	(83,134,196)	(795)	4,309,656	796	3,640	4,310,087
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	29

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2021 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	63,489,963	—	—	63,489,963
Consumer Staples	6,921,376	—	—	6,921,376
Financials	19,707,544	—	—	19,707,544
Health Care	107,371,126	—	—	107,371,126
Industrials	39,747,773	—	—	39,747,773
Information Technology	67,410,055	3,435,395	—	70,845,450
Materials	4,237,592	—	—	4,237,592
Real Estate	6,098,297	—	—	6,098,297
Total Common Stocks	314,983,726	3,435,395	—	318,419,121
Limited Partnerships
Consumer Discretionary	2,373,525	—	—	2,373,525
Total Limited Partnerships	2,373,525	—	—	2,373,525
Securities Lending Collateral	14,249,600	—	—	14,249,600
Money Market Funds	4,309,656	—	—	4,309,656
Total Investments in Securities	335,916,507	3,435,395	—	339,351,902
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 2.0%
carsales.com Ltd.	656,700	9,725,103
Brazil 2.5%
TOTVS SA	1,570,380	11,846,206
Canada 2.8%
CCL Industries, Inc.	248,264	13,672,946
China 7.1%
NetEase, Inc., ADR	144,981	16,709,060
Shenzhou International Group Holdings Ltd.	696,100	17,578,470
Total		34,287,530
Denmark 3.2%
SimCorp AS	121,286	15,233,829
Germany 5.1%
Nemetschek SE	218,076	16,692,961
TeamViewer AG(a)	203,031	7,625,227
Total		24,318,188
Italy 5.6%
Amplifon SpA	221,665	10,959,948
Nexi SpA(a)	720,930	15,842,625
Total		26,802,573
Japan 14.0%
Daifuku Co., Ltd.	120,400	10,923,670
Hikari Tsushin, Inc.	92,500	16,256,513
Obic Co., Ltd.	59,700	11,102,957
Recruit Holdings Co., Ltd.	287,900	14,118,270
Sekisui Chemical Co., Ltd.	861,800	14,755,746
Total		67,157,156
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 6.3%
IMCD NV	105,605	16,826,576
Koninklijke Philips NV	265,485	13,177,130
Total		30,003,706
New Zealand 3.2%
Fisher & Paykel Healthcare Corp., Ltd.	710,984	15,467,043
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 2.1%
Mapletree Logistics Trust	6,565,700	10,037,147
South Korea 4.5%
Koh Young Technology, Inc.	489,531	10,341,799
Korea Investment Holdings Co., Ltd.	124,075	11,351,269
Total		21,693,068
Sweden 11.2%
Hexagon AB, Class B	1,704,985	25,261,693
Sectra AB, Class B(a)	186,229	14,416,367
Sweco AB, Class B	767,696	13,966,917
Total		53,644,977
Switzerland 9.0%
Belimo Holding AG, Registered Shares	28,428	13,019,051
Lonza Group AG, Registered Shares	23,946	16,976,679
Partners Group Holding AG	8,857	13,426,739
Total		43,422,469
Taiwan 5.7%
Parade Technologies Ltd.	285,000	14,143,411
Voltronic Power Technology Corp.	269,852	13,017,699
Total		27,161,110
United Kingdom 13.3%
Dechra Pharmaceuticals PLC	314,518	19,012,679
Intermediate Capital Group PLC	405,611	11,930,302
Rentokil Initial PLC	2,313,632	15,846,493
Rightmove PLC	1,905,910	17,130,712
Total		63,920,186
Total Common Stocks (Cost $338,374,559)		468,393,240

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	31

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2021 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(d),(e)	10,869,363	10,868,276
Total Money Market Funds (Cost $10,868,276)		10,868,276
Total Investments in Securities (Cost $349,242,835)		479,261,516
Other Assets & Liabilities, Net		337,248
Net Assets		$479,598,764
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $3, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	3,594,978	58,890,991	(51,617,693)	—	10,868,276	—	1,902	10,869,363
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	9,725,103	—	9,725,103
Brazil	11,846,206	—	—	11,846,206
Canada	13,672,946	—	—	13,672,946
China	16,709,060	17,578,470	—	34,287,530
Denmark	—	15,233,829	—	15,233,829
Germany	—	24,318,188	—	24,318,188
Italy	—	26,802,573	—	26,802,573
Japan	—	67,157,156	—	67,157,156
Malta	—	—	3	3
Netherlands	—	30,003,706	—	30,003,706
New Zealand	—	15,467,043	—	15,467,043
Singapore	—	10,037,147	—	10,037,147
South Korea	—	21,693,068	—	21,693,068
Sweden	—	53,644,977	—	53,644,977
Switzerland	—	43,422,469	—	43,422,469
Taiwan	—	27,161,110	—	27,161,110
United Kingdom	—	63,920,186	—	63,920,186
Total Common Stocks	42,228,212	426,165,025	3	468,393,240
Money Market Funds	10,868,276	—	—	10,868,276
Total Investments in Securities	53,096,488	426,165,025	3	479,261,516
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	33

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 9.1%
	Shares	Value ($)
International 1.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	1,057,172	21,703,737
U.S. Large Cap 6.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	876,114	31,671,514
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	1,061,595	31,571,842
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,031,376	63,604,953
Total		126,848,309
U.S. Mid Cap 1.0%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	1,508,383	20,408,423
U.S. Small Mid Cap 1.1%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	1,193,855	22,456,413
Total Equity Funds (Cost $140,847,762)		191,416,882

Exchange-Traded Equity Funds 1.0%

U.S. Large Cap 1.0%
Columbia Research Enhanced Core ETF(a)	735,827	21,413,522
Total Exchange-Traded Equity Funds (Cost $14,823,881)		21,413,522

Exchange-Traded Fixed Income Funds 9.0%

Multisector 9.0%
Columbia Diversified Fixed Income Allocation ETF(a)	8,699,166	187,467,027
Total Exchange-Traded Fixed Income Funds (Cost $182,807,675)		187,467,027

Fixed Income Funds 80.6%
	Shares	Value ($)
Investment Grade 80.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	17,151,670	188,325,332
Columbia Quality Income Fund, Institutional 3 Class(a)	16,562,040	374,964,580
Columbia Short Term Bond Fund, Institutional 3 Class(a)	27,798,018	281,037,965
Columbia Total Return Bond Fund, Institutional 3 Class(a)	4,946,878	187,931,908
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	56,220,965	656,660,877
Total		1,688,920,662
Total Fixed Income Funds (Cost $1,684,937,137)		1,688,920,662

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.051%(a),(c)	3,323,614	3,323,281
Total Money Market Funds (Cost $3,323,281)		3,323,281
Total Investments in Securities (Cost: $2,026,739,736)		2,092,541,374
Other Assets & Liabilities, Net		3,012,543
Net Assets		2,095,553,917
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn International®, Institutional 3 Class
	86,086,340	7,937,567	(75,823,509)	(18,200,398)	—	—	24,867,255	—	—
Columbia Acorn® Fund, Institutional 3 Class
	84,751,736	14,435,573	(62,617,712)	(14,113,184)	22,456,413	824,033	18,246,971	—	1,193,855
Columbia Contrarian Core Fund, Institutional 3 Class
	85,172,403	4,114,371	(49,453,002)	(8,162,258)	31,671,514	—	20,462,602	—	876,114
Columbia Corporate Income Fund, Institutional 3 Class
	84,644,993	103,547,768	—	132,571	188,325,332	—	—	1,415,351	17,151,670
Columbia Diversified Fixed Income Allocation ETF
	84,444,150	104,548,551	—	(1,525,674)	187,467,027	—	—	1,164,072	8,699,166
Columbia Dividend Income Fund, Institutional 3 Class
	83,970,346	6,162,809	(70,514,613)	(19,618,542)	—	—	30,600,431	412,805	—
Columbia Emerging Markets Fund, Institutional 3 Class
	—	20,833,788	—	869,949	21,703,737	—	—	—	1,057,172
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	84,343,847	6,700,875	(50,512,030)	(8,960,850)	31,571,842	1,606,765	20,192,666	62,300	1,061,595
Columbia Large Cap Index Fund, Institutional 3 Class
	254,114,521	20,409,302	(172,123,144)	(38,795,726)	63,604,953	2,106,705	70,478,026	111,633	1,031,376
Columbia Quality Income Fund, Institutional 3 Class
	169,430,970	206,457,029	—	(923,419)	374,964,580	—	—	3,291,290	16,562,040
Columbia Research Enhanced Core ETF
	83,125,929	6,115,275	(58,214,290)	(9,613,392)	21,413,522	—	23,321,260	—	735,827
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	87,709,618	456,082	(54,670,226)	(13,087,051)	20,408,423	270,626	29,531,419	185,456	1,508,383
Columbia Short Term Bond Fund, Institutional 3 Class
	126,683,822	154,236,753	—	117,390	281,037,965	—	—	1,420,376	27,798,018
Columbia Short-Term Cash Fund, 0.051%
	6,901,030	210,284,597	(213,862,344)	(2)	3,323,281	—	2	3,108	3,323,614
Columbia Total Return Bond Fund, Institutional 3 Class
	84,645,589	103,812,366	—	(526,047)	187,931,908	—	—	2,128,124	4,946,878
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	295,666,771	368,944,837	—	(7,950,731)	656,660,877	—	—	2,552,206	56,220,965
Total	1,701,692,065			(140,357,364)	2,092,541,374	4,808,129	237,700,632	12,746,721

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	35

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	191,416,882	—	—	191,416,882
Exchange-Traded Equity Funds	21,413,522	—	—	21,413,522
Exchange-Traded Fixed Income Funds	187,467,027	—	—	187,467,027
Fixed Income Funds	1,688,920,662	—	—	1,688,920,662
Money Market Funds	3,323,281	—	—	3,323,281
Total Investments in Securities	2,092,541,374	—	—	2,092,541,374
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Austria 1.4%
S&T AG	93,800	2,149,386
Cyprus 1.4%
TCS Group Holding PLC GDR(a)	24,233	2,121,440
Denmark 5.3%
ALK-Abello AS(b)	8,475	4,044,902
SimCorp AS	32,739	4,112,102
Total		8,157,004
France 1.7%
Robertet SA	2,116	2,609,409
Germany 13.1%
Eckert & Ziegler Strahlen- und Medizintechnik AG	28,146	3,218,808
Exasol AG(b)	80,662	1,676,656
Hypoport SE(b)	8,526	4,411,850
Jenoptik AG	80,971	2,215,900
Nemetschek SE	50,290	3,849,525
TeamViewer AG(b)	58,808	2,208,650
Washtec AG	44,463	2,760,781
Total		20,342,170
Greece 1.4%
JUMBO SA	129,062	2,173,807
Italy 8.8%
Amplifon SpA	73,043	3,611,519
Carel Industries SpA	119,063	2,858,874
GVS SpA	143,140	2,344,920
Nexi SpA(b)	216,272	4,752,634
Total		13,567,947
Malta 1.5%
Kindred Group PLC	150,366	2,359,008
Netherlands 5.2%
Argenx SE(b)	5,074	1,530,904
BE Semiconductor Industries NV	19,375	1,651,094
IMCD NV	30,373	4,839,483
Total		8,021,481
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.8%
Befesa SA	40,938	3,146,327
Vidrala SA	23,241	2,777,848
Total		5,924,175
Sweden 19.5%
AddTech AB, B Shares	275,764	4,577,683
Dometic Group AB	189,328	3,226,138
Dustin Group AB	200,406	2,646,134
Hexagon AB, Class B	407,793	6,042,013
Munters Group AB	420,514	3,758,933
Sectra AB, Class B(b)	66,969	5,184,207
Sweco AB, Class B	257,491	4,684,609
Total		30,119,717
Switzerland 7.9%
Belimo Holding AG, Registered Shares	7,768	3,557,478
Gurit Holding AG	610	1,331,748
Inficon Holding AG	1,829	2,115,372
Kardex Energy AG	8,759	2,027,316
Montana Aerospace AG(a),(b)	19,756	831,663
Partners Group Holding AG	1,615	2,448,254
Total		12,311,831
United Kingdom 25.6%
Abcam PLC(b)	77,809	1,486,414
Auto Trader Group PLC(b)	242,403	2,122,967
Dechra Pharmaceuticals PLC	101,460	6,133,278
Diploma PLC	108,255	4,354,908
Genus PLC	36,404	2,500,123
Halma PLC	68,584	2,555,115
Intermediate Capital Group PLC	138,577	4,075,988
Rentokil Initial PLC	589,512	4,037,676
Rightmove PLC	589,731	5,300,624
Safestore Holdings PLC	222,290	2,911,966
Spirax-Sarco Engineering PLC	22,027	4,148,716
Total		39,627,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	37

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.6%
Inter Parfums, Inc.	34,005	2,448,360
Total Common Stocks (Cost $98,552,867)		151,933,510

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(c),(d)	1,949,900	1,949,705
Total Money Market Funds (Cost $1,949,705)		1,949,705
Total Investments in Securities (Cost $100,502,572)		153,883,215
Other Assets & Liabilities, Net		852,683
Net Assets		$154,735,898
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $2,953,103, which represents 1.91% of total net assets.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	2,989,602	35,447,273	(36,487,170)	—	1,949,705	—	1,189	1,949,900
Abbreviation Legend
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Acorn Family of Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2021 (Unaudited)
Fair value measurements  (continued)
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	—	2,149,386	—	2,149,386
Cyprus	—	2,121,440	—	2,121,440
Denmark	—	8,157,004	—	8,157,004
France	—	2,609,409	—	2,609,409
Germany	—	20,342,170	—	20,342,170
Greece	—	2,173,807	—	2,173,807
Italy	—	13,567,947	—	13,567,947
Malta	—	2,359,008	—	2,359,008
Netherlands	—	8,021,481	—	8,021,481
Spain	—	5,924,175	—	5,924,175
Sweden	—	30,119,717	—	30,119,717
Switzerland	—	12,311,831	—	12,311,831
United Kingdom	—	39,627,775	—	39,627,775
United States	2,448,360	—	—	2,448,360
Total Common Stocks	2,448,360	149,485,150	—	151,933,510
Money Market Funds	1,949,705	—	—	1,949,705
Total Investments in Securities	4,398,065	149,485,150	—	153,883,215
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	39

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $3,553,098,992, $1,472,658,089, $246,052,791, respectively)	$4,887,745,052	$2,365,734,903	$335,042,246
Affiliated issuers (cost $133,116,822, $67,700,590, $4,309,628, respectively)	133,010,284	67,700,590	4,309,656
Foreign currency (cost $—, $196,647, $—, respectively)	—	195,385	—
Margin deposits on:
Futures contracts	—	3,089,016	—
Receivable for:
Investments sold	27,765,751	6,442,953	3,444,546
Capital shares sold	337,729	212,851	46,471
Dividends	834,123	2,794,667	68,726
Securities lending income	715,087	2,304	71,228
Foreign tax reclaims	4,102	2,083,877	415
Variation margin for futures contracts	—	26,269	—
Expense reimbursement due from Investment Manager	—	1,033	32
Prepaid expenses	38,902	21,450	2,423
Trustees’ deferred compensation plan	4,701,569	2,331,683	409,539
Other assets	1,254	5,460	—
Total assets	5,055,153,853	2,450,642,441	343,395,282
Liabilities
Due upon return of securities on loan	87,787,390	6,100,000	14,249,600
Payable for:
Investments purchased	35,453,535	—	2,308,813
Investments purchased on a delayed delivery basis	25,000,000	—	—
Capital shares purchased	17,465,727	2,921,019	128,838
Variation margin for futures contracts	—	327,150	—
Investment advisory fee	90,262	53,266	8,260
Distribution and/or service fees	7,825	2,433	462
Transfer agent fees	437,203	205,795	29,928
Administration fees	6,445	3,209	428
Trustees’ fees	10,515	60,497	472
Compensation of chief compliance officer	125	325	—
Other expenses	196,267	166,937	32,587
Trustees’ deferred compensation plan	4,701,569	2,331,683	409,539
Total liabilities	171,156,863	12,172,314	17,168,927
Net assets applicable to outstanding capital stock	$4,883,996,990	$2,438,470,127	$326,226,355
Represented by
Paid in capital	2,991,278,891	1,421,253,026	185,227,224
Total distributable earnings (loss)	1,892,718,099	1,017,217,101	140,999,131
Total - representing net assets applicable to outstanding capital stock	$4,883,996,990	$2,438,470,127	$326,226,355
* Includes the value of securities on loan	86,628,898	5,721,970	14,192,253
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Acorn Family of Funds | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
June 30, 2021 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Class A
Net assets	$1,000,850,036	$290,120,435	$58,679,002
Shares outstanding	77,151,597	8,048,986	4,050,581
Net asset value per share(a)	$12.97	$36.04	$14.49
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.76	$38.24	$15.37
Advisor Class
Net assets	$44,876,170	$10,220,749	$25,214,257
Shares outstanding	2,451,200	278,504	1,211,955
Net asset value per share(c)	$18.31	$36.70	$20.80
Class C
Net assets	$32,007,870	$13,354,649	$2,110,281
Shares outstanding	1,919,727	406,034	108,657
Net asset value per share(a)	$16.67	$32.89	$19.42
Institutional Class
Net assets	$3,659,986,466	$1,749,417,027	$182,691,157
Shares outstanding	213,161,963	48,355,314	9,490,204
Net asset value per share(c)	$17.17	$36.18	$19.25
Institutional 2 Class
Net assets	$60,219,053	$139,158,984	$3,877,929
Shares outstanding	3,246,394	3,848,436	184,559
Net asset value per share(c)	$18.55	$36.16	$21.01
Institutional 3 Class
Net assets	$86,057,395	$232,724,845	$53,653,729
Shares outstanding	4,574,057	6,336,596	2,520,890
Net asset value per share(c)	$18.81	$36.73	$21.28
Class R
Net assets	$—	$3,473,438	$—
Shares outstanding	—	96,487	—
Net asset value per share(c)	$—	$36.00	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	41

Statement of Assets and Liabilities  (continued)
June 30, 2021 (Unaudited)
	Columbia Acorn International SelectSM	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $338,374,559, $—, $98,552,867, respectively)	$468,393,240	$—	$151,933,510
Affiliated issuers (cost $10,868,276, $2,026,739,736, $1,949,705, respectively)	10,868,276	2,092,541,374	1,949,705
Cash	—	154,989	—
Receivable for:
Capital shares sold	79,334	5,322,250	782,468
Dividends	391,626	2,521,943	85,208
Foreign tax reclaims	585,509	—	196,444
Expense reimbursement due from Investment Manager	2,707	2,203	760
Prepaid expenses	4,381	13,347	850
Other assets	—	—	8,444
Total assets	480,325,073	2,100,556,106	154,957,389
Liabilities
Foreign currency (cost $7,352, $ —, $—, respectively)	7,350	—	—
Payable for:
Investments purchased	—	2,521,608	—
Capital shares purchased	252,453	1,860,055	160,576
Investment advisory fee	11,809	5,742	4,694
Distribution and/or service fees	1,672	9,521	520
Transfer agent fees	46,237	181,003	13,268
Administration fees	632	2,736	203
Trustees’ fees	363,062	359,209	24,447
Audit fees	—	7,788	16,963
Other expenses	43,094	54,527	820
Total liabilities	726,309	5,002,189	221,491
Net assets applicable to outstanding capital stock	$479,598,764	$2,095,553,917	$154,735,898
Represented by
Paid in capital	336,569,388	1,781,282,188	102,820,731
Total distributable earnings (loss)	143,029,376	314,271,729	51,915,167
Total - representing net assets applicable to outstanding capital stock	$479,598,764	$2,095,553,917	$154,735,898
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Acorn Family of Funds | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
June 30, 2021 (Unaudited)
	Columbia Acorn International SelectSM	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$232,431,936	$632,207,622	$53,689,881
Shares outstanding	6,647,704	33,028,093	1,752,800
Net asset value per share(a)	$34.96	$19.14	$30.63
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$37.09	$20.31	$32.50
Advisor Class
Net assets	$2,858,475	$174,264,332	$2,057,104
Shares outstanding	79,680	9,186,827	66,388
Net asset value per share(c)	$35.87	$18.97	$30.99
Class C
Net assets	$2,349,721	$189,670,231	$5,394,097
Shares outstanding	74,396	9,877,601	181,110
Net asset value per share(a)	$31.58	$19.20	$29.78
Institutional Class
Net assets	$156,685,097	$874,152,389	$81,374,794
Shares outstanding	4,406,967	46,381,803	2,639,174
Net asset value per share(c)	$35.55	$18.85	$30.83
Institutional 2 Class
Net assets	$58,066,156	$221,215,546	$12,153,357
Shares outstanding	1,618,427	11,644,140	389,350
Net asset value per share(c)	$35.88	$19.00	$31.21
Institutional 3 Class
Net assets	$27,207,379	$4,043,797	$66,665
Shares outstanding	758,704	213,194	2,169
Net asset value per share(c)	$35.86	$18.97	$30.73(d)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	43

Statement of Operations
Six Months Ended June 30, 2021 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
Net investment income
Income:
Dividends — unaffiliated issuers	$6,722,854	$19,139,148	$514,094
Dividends — affiliated issuers	912,398	23,102	3,640
Income from securities lending — net	2,192,923	122,487	178,169
Foreign taxes withheld	(9,781)	(1,523,095)	(992)
Total income	9,818,394	17,761,642	694,911
Expenses:
Investment advisory fee	16,262,338	9,802,676	1,525,357
Distribution and/or service fees
Class A	1,236,465	357,763	75,190
Class C	215,214	79,413	11,664
Class R	—	8,482	—
Transfer agent fees
Class A	401,778	144,806	31,170
Advisor Class	18,262	7,385	12,857
Class C	17,482	8,043	1,208
Institutional Class	1,460,044	893,744	92,840
Institutional 2 Class	16,388	38,176	1,130
Institutional 3 Class	3,955	6,928	1,704
Class R	—	1,716	—
Administration fees	1,163,909	592,855	79,210
Trustees’ fees	217,360	116,838	14,820
Custodian fees	14,583	185,502	5,185
Printing and postage fees	57,484	49,499	11,613
Registration fees	60,270	60,156	47,442
Audit fees	12,592	51,533	13,584
Legal fees	381,903	190,856	26,220
Line of credit interest	—	—	1,454
Compensation of chief compliance officer	8,841	4,206	619
Other	144,262	76,883	13,206
Total expenses	21,693,130	12,677,460	1,966,473
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(210,904)	(14,172)
Fees waived by transfer agent
Institutional 2 Class	(1,303)	(10,599)	(376)
Institutional 3 Class	—	(6,928)	(1,704)
Total net expenses	21,691,827	12,449,029	1,950,221
Net investment income (loss)	(11,873,433)	5,312,613	(1,255,310)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	582,180,455	221,501,907	55,937,288
Investments — affiliated issuers	(5,875,748)	—	796
Foreign currency translations	—	(517,169)	—
Futures contracts	(2,338,271)	3,560,128	142,295
Net realized gain	573,966,436	224,544,866	56,080,379
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(193,871,647)	(24,818,678)	(20,754,124)
Investments — affiliated issuers	2,890,684	—	(795)
Foreign currency translations	—	(208,483)	—
Futures contracts	—	(1,651,448)	—
Net change in unrealized appreciation (depreciation)	(190,980,963)	(26,678,609)	(20,754,919)
Net realized and unrealized gain	382,985,473	197,866,257	35,325,460
Net increase in net assets resulting from operations	$371,112,040	$203,178,870	$34,070,150
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Acorn Family of Funds | Semiannual Report 2021

Statement of Operations  (continued)
Six Months Ended June 30, 2021 (Unaudited)
	Columbia Acorn International SelectSM	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$3,504,530	$—	$1,129,201
Dividends — affiliated issuers	1,902	12,746,721	1,189
Income from securities lending — net	4,136	—	2,196
Foreign taxes withheld	(386,349)	—	(126,933)
Total income	3,124,219	12,746,721	1,005,653
Expenses:
Investment advisory fee	2,142,753	954,931	721,717
Distribution and/or service fees
Class A	284,958	709,947	58,540
Class C	12,964	969,311	26,322
Transfer agent fees
Class A	174,464	279,398	21,548
Advisor Class	2,085	76,582	890
Class C	1,986	95,186	2,428
Institutional Class	117,863	397,945	30,795
Institutional 2 Class	18,714	47,796	1,762
Institutional 3 Class	709	337	6
Administration fees	115,036	456,286	30,386
Trustees’ fees	81,212	129,099	8,442
Custodian fees	40,475	1,392	11,702
Printing and postage fees	29,084	40,702	7,179
Registration fees	58,465	109,001	47,195
Audit fees	24,369	4,409	13,584
Legal fees	37,139	140,573	8,906
Line of credit interest	193	156	—
Compensation of chief compliance officer	890	3,300	208
Other	22,131	44,776	9,400
Total expenses	3,165,490	4,461,127	1,001,010
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(537,048)	(452,074)	(159,231)
Fees waived by transfer agent
Institutional 2 Class	—	—	(564)
Institutional 3 Class	—	—	(6)
Total net expenses	2,628,442	4,009,053	841,209
Net investment income	495,777	8,737,668	164,444
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,728,398	—	2,901,998
Investments — affiliated issuers	—	237,700,632	—
Capital gain distributions from underlying affiliated funds	—	4,808,129	—
Foreign currency translations	(98,604)	—	(761)
Net realized gain	20,629,794	242,508,761	2,901,237
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(797,508)	—	10,766,636
Investments — affiliated issuers	—	(140,357,364)	—
Foreign currency translations	(38,846)	—	(8,366)
Net change in unrealized appreciation (depreciation)	(836,354)	(140,357,364)	10,758,270
Net realized and unrealized gain	19,793,440	102,151,397	13,659,507
Net increase in net assets resulting from operations	$20,289,217	$110,889,065	$13,823,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	45

Statement of Changes in Net Assets
	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(11,873,433)	$(14,975,252)	$5,312,613	$10,414,660
Net realized gain	573,966,436	680,585,296	224,544,866	271,270,947
Net change in unrealized appreciation (depreciation)	(190,980,963)	465,103,053	(26,678,609)	22,746,058
Net increase in net assets resulting from operations	371,112,040	1,130,713,097	203,178,870	304,431,665
Distributions to shareholders
Net investment income and net realized gains
Class A	(49,881,799)	(150,373,734)	(8,748,982)	(34,334,393)
Advisor Class	(1,705,676)	(5,281,322)	(323,332)	(2,890,397)
Class C	(1,197,133)	(14,567,713)	(412,682)	(2,457,496)
Institutional Class	(145,862,182)	(438,953,007)	(57,274,286)	(221,646,811)
Institutional 2 Class	(2,251,539)	(6,996,582)	(4,588,638)	(18,032,639)
Institutional 3 Class	(3,529,941)	(16,279,584)	(6,499,555)	(33,290,405)
Class R	—	—	(96,192)	(402,136)
Total distributions to shareholders	(204,428,270)	(632,451,942)	(77,943,667)	(313,054,277)
Increase (decrease) in net assets from capital stock activity	(152,527,350)	212,416,503	(184,305,702)	(208,084,940)
Total increase (decrease) in net assets	14,156,420	710,677,658	(59,070,499)	(216,707,552)
Net assets at beginning of period	4,869,840,570	4,159,162,912	2,497,540,626	2,714,248,178
Net assets at end of period	$4,883,996,990	$4,869,840,570	$2,438,470,127	$2,497,540,626
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Acorn Family of Funds | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®		Columbia Acorn International SelectSM
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$(1,255,310)	$(1,924,191)	$495,777	$203,776
Net realized gain (loss)	56,080,379	17,300,637	20,629,794	(3,009,188)
Net change in unrealized appreciation (depreciation)	(20,754,919)	47,282,562	(836,354)	82,996,337
Net increase in net assets resulting from operations	34,070,150	62,659,008	20,289,217	80,190,925
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,614,742)	(3,334,546)	(982,800)	(137,241)
Advisor Class	(487,155)	(927,003)	(16,788)	(6,211)
Class C	(43,897)	(298,962)	—	(6,451)
Institutional Class	(3,811,268)	(7,684,936)	(946,377)	(262,018)
Institutional 2 Class	(74,815)	(135,059)	(403,339)	(225,716)
Institutional 3 Class	(1,013,401)	(3,102,308)	(189,677)	(53,063)
Total distributions to shareholders	(7,045,278)	(15,482,814)	(2,538,981)	(690,700)
Increase (decrease) in net assets from capital stock activity	(36,961,512)	(20,411,506)	(34,286,015)	268,475,687
Total increase (decrease) in net assets	(9,936,640)	26,764,688	(16,535,779)	347,975,912
Net assets at beginning of period	336,162,995	309,398,307	496,134,543	148,158,631
Net assets at end of period	$326,226,355	$336,162,995	$479,598,764	$496,134,543
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	47

Statement of Changes in Net Assets   (continued)
	Columbia Thermostat FundSM		Columbia Acorn European FundSM
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations
Net investment income (loss)	$8,737,668	$17,824,496	$164,444	$(367,657)
Net realized gain	242,508,761	105,933,366	2,901,237	3,830,745
Net change in unrealized appreciation (depreciation)	(140,357,364)	162,365,695	10,758,270	11,494,745
Net increase in net assets resulting from operations	110,889,065	286,123,557	13,823,951	14,957,833
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,165,043)	(29,853,089)	—	(160,959)
Advisor Class	(2,261,395)	(7,487,768)	—	(7,030)
Class C	(2,452,698)	(11,618,991)	—	(30,429)
Institutional Class	(11,502,808)	(44,952,118)	—	(199,953)
Institutional 2 Class	(2,862,324)	(7,900,364)	—	(22,104)
Institutional 3 Class	(52,055)	(182,364)	—	(21)
Total distributions to shareholders	(27,296,323)	(101,994,694)	—	(420,496)
Increase in net assets from capital stock activity	305,687,282	797,756,258	32,272,754	839,659
Total increase in net assets	389,280,024	981,885,121	46,096,705	15,376,996
Net assets at beginning of period	1,706,273,893	724,388,772	108,639,193	93,262,197
Net assets at end of period	$2,095,553,917	$1,706,273,893	$154,735,898	$108,639,193
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Acorn Family of Funds | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020		June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares(a)	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,959,698	39,209,781	4,688,264	54,407,624	333,504	11,907,371	435,640	13,349,899
Fund reorganization	—	—	7,633,122	86,559,646	—	—	401,457	12,160,120
Distributions reinvested	3,654,310	45,423,072	11,451,072	137,106,865	231,734	8,393,402	1,022,070	32,891,134
Redemptions	(6,983,950)	(91,717,725)	(15,492,356)	(179,323,557)	(777,848)	(27,714,259)	(2,598,676)	(79,701,674)
Net increase (decrease)	(369,942)	(7,084,872)	8,280,102	98,750,578	(212,610)	(7,413,486)	(739,509)	(21,300,521)
Advisor Class
Subscriptions	191,311	3,534,848	462,475	7,310,751	22,876	823,937	505,382	16,108,591
Fund reorganization	—	—	86,140	1,315,365	—	—	10,583	325,654
Distributions reinvested	84,457	1,481,381	279,871	4,586,563	8,769	323,332	88,709	2,890,336
Redemptions	(324,906)	(5,890,175)	(1,179,579)	(18,249,135)	(398,351)	(14,243,036)	(326,695)	(10,135,796)
Net increase (decrease)	(49,138)	(873,946)	(351,093)	(5,036,456)	(366,706)	(13,095,767)	277,979	9,188,785
Class C
Subscriptions	81,486	1,360,401	202,898	2,992,920	13,860	450,446	21,414	615,973
Fund reorganization	—	—	139,092	1,964,002	—	—	206,250	5,785,299
Distributions reinvested	74,441	1,189,565	965,200	14,020,819	12,454	411,753	81,909	2,439,825
Redemptions	(1,696,819)	(28,856,667)	(2,038,003)	(30,727,957)	(256,613)	(8,398,701)	(260,624)	(7,549,238)
Net increase (decrease)	(1,540,892)	(26,306,701)	(730,813)	(11,750,216)	(230,299)	(7,536,502)	48,949	1,291,859
Institutional Class
Subscriptions	2,019,967	34,654,300	4,362,457	64,578,049	752,617	26,725,779	2,231,454	67,688,698
Fund reorganization	—	—	8,169,626	117,887,709	—	—	435,556	13,232,202
Distributions reinvested	8,120,280	133,578,584	26,042,782	403,676,921	1,297,913	47,178,830	5,578,841	180,071,314
Redemptions	(12,047,415)	(207,104,045)	(35,542,945)	(518,688,814)	(4,786,791)	(172,506,463)	(14,024,302)	(429,532,164)
Net increase (decrease)	(1,907,168)	(38,871,161)	3,031,920	67,453,865	(2,736,261)	(98,601,854)	(5,778,451)	(168,539,950)
Institutional 2 Class
Subscriptions	248,951	4,634,418	817,139	12,495,019	663,398	23,675,871	642,789	20,785,644
Fund reorganization	—	—	204,341	3,157,067	—	—	8,252	250,540
Distributions reinvested	126,705	2,251,539	420,207	6,994,417	59,560	2,163,823	265,894	8,594,008
Redemptions	(540,977)	(10,030,282)	(1,318,362)	(20,493,897)	(634,920)	(23,022,642)	(2,525,963)	(80,967,049)
Net increase (decrease)	(165,321)	(3,144,325)	123,325	2,152,606	88,038	2,817,052	(1,609,028)	(51,336,857)
Institutional 3 Class
Subscriptions	993,328	18,444,061	6,783,381	92,424,393	1,623,577	59,680,647	3,467,150	93,267,502
Fund reorganization	—	—	367,453	5,746,856	—	—	20,109	619,153
Distributions reinvested	194,732	3,509,075	956,314	16,224,539	124,258	4,583,860	775,293	25,432,820
Redemptions	(5,184,466)	(98,199,481)	(3,659,083)	(53,549,662)	(3,345,900)	(124,645,901)	(3,234,167)	(96,540,634)
Net increase (decrease)	(3,996,406)	(76,246,345)	4,448,065	60,846,126	(1,598,065)	(60,381,394)	1,028,385	22,778,841
Class R
Subscriptions	—	—	—	—	5,083	181,273	12,442	384,006
Distributions reinvested	—	—	—	—	2,659	96,192	12,421	399,796
Redemptions	—	—	—	—	(10,496)	(371,216)	(33,602)	(950,899)
Net decrease	—	—	—	—	(2,754)	(93,751)	(8,739)	(167,097)
Total net increase (decrease)	(8,028,867)	(152,527,350)	14,801,506	212,416,503	(5,058,657)	(184,305,702)	(6,780,414)	(208,084,940)

(a)	Share activity for Class C has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	49

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®				Columbia Acorn International SelectSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020		June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares(a)	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	137,423	2,012,756	346,060	3,817,424	154,382	5,261,505	628,129	16,436,706
Fund reorganization	—	—	—	—	—	—	5,674,674	165,360,417
Distributions reinvested	108,898	1,540,903	266,526	3,190,992	25,415	898,431	5,030	134,560
Redemptions	(543,300)	(7,888,417)	(1,104,170)	(11,907,742)	(379,021)	(12,904,717)	(771,815)	(20,777,304)
Net increase (decrease)	(296,979)	(4,334,758)	(491,584)	(4,899,326)	(199,224)	(6,744,781)	5,536,018	161,154,379
Advisor Class
Subscriptions	97,015	2,048,427	219,087	3,501,300	8,007	283,541	34,327	949,659
Fund reorganization	—	—	—	—	—	—	13,886	415,049
Distributions reinvested	23,986	487,154	54,222	927,003	463	16,767	226	6,202
Redemptions	(107,953)	(2,231,913)	(251,565)	(3,745,560)	(8,289)	(283,693)	(38,301)	(1,005,492)
Net increase	13,048	303,668	21,744	682,743	181	16,615	10,138	365,418
Class C
Subscriptions	8,912	174,250	20,827	297,879	5,266	164,537	11,506	302,527
Fund reorganization	—	—	—	—	—	—	51,121	1,349,083
Distributions reinvested	2,291	43,457	19,743	289,386	—	—	265	6,424
Redemptions	(49,097)	(954,837)	(87,933)	(1,291,382)	(37,812)	(1,173,701)	(51,813)	(1,235,107)
Net increase (decrease)	(37,894)	(737,130)	(47,363)	(704,117)	(32,546)	(1,009,164)	11,079	422,927
Institutional Class
Subscriptions	231,658	4,428,396	310,344	4,280,049	191,787	6,604,915	550,028	15,266,316
Fund reorganization	—	—	—	—	—	—	2,384,285	70,622,469
Distributions reinvested	194,554	3,657,609	466,504	7,368,960	23,247	835,512	8,639	234,705
Redemptions	(469,257)	(9,006,505)	(1,704,651)	(24,375,489)	(336,892)	(11,665,450)	(1,480,207)	(42,408,722)
Net increase (decrease)	(43,045)	(920,500)	(927,803)	(12,726,480)	(121,858)	(4,225,023)	1,462,745	43,714,768
Institutional 2 Class
Subscriptions	29,032	609,301	50,915	759,419	16,518	581,749	2,597,666	67,295,084
Fund reorganization	—	—	—	—	—	—	27,450	820,474
Distributions reinvested	3,644	74,786	7,827	135,002	11,121	403,339	8,235	225,716
Redemptions	(19,627)	(414,375)	(118,538)	(1,926,685)	(648,579)	(22,435,231)	(509,998)	(14,522,127)
Net increase (decrease)	13,049	269,712	(59,796)	(1,032,264)	(620,940)	(21,450,143)	2,123,353	53,819,147
Institutional 3 Class
Subscriptions	304,755	6,556,008	462,738	7,546,284	58,358	2,019,258	437,355	12,374,906
Fund reorganization	—	—	—	—	—	—	152,649	4,559,646
Distributions reinvested	48,690	1,011,779	177,436	3,099,067	5,221	189,272	1,931	52,896
Redemptions	(1,747,865)	(39,110,291)	(804,052)	(12,377,413)	(88,057)	(3,082,049)	(283,180)	(7,988,400)
Net increase (decrease)	(1,394,420)	(31,542,504)	(163,878)	(1,732,062)	(24,478)	(873,519)	308,755	8,999,048
Total net increase (decrease)	(1,746,241)	(36,961,512)	(1,668,680)	(20,411,506)	(998,865)	(34,286,015)	9,452,088	268,475,687

(a)	Share activity for Class C has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Acorn Family of Funds | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Thermostat FundSM				Columbia Acorn European FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2021 (Unaudited)		December 31, 2020		June 30, 2021 (Unaudited)		December 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	8,441,112	159,332,495	17,213,419	298,463,150	415,331	12,113,814	753,063	17,268,947
Distributions reinvested	397,141	7,601,281	1,520,872	27,445,861	—	—	7,687	160,744
Redemptions	(3,411,188)	(64,140,141)	(6,025,996)	(102,931,026)	(192,256)	(5,576,078)	(712,243)	(14,706,843)
Net increase	5,427,065	102,793,635	12,708,295	222,977,985	223,075	6,537,736	48,507	2,722,848
Advisor Class
Subscriptions	3,283,981	60,995,819	6,863,588	119,997,025	18,086	540,372	20,311	460,105
Distributions reinvested	118,843	2,253,268	415,096	7,440,017	—	—	332	7,010
Redemptions	(1,441,107)	(26,832,326)	(1,136,463)	(18,534,553)	(15,823)	(479,659)	(40,465)	(719,702)
Net increase (decrease)	1,961,717	36,416,761	6,142,221	108,902,489	2,263	60,713	(19,822)	(252,587)
Class C
Subscriptions	2,241,576	42,496,156	4,134,190	72,312,804	13,426	387,699	10,212	224,937
Distributions reinvested	120,334	2,311,613	597,023	10,828,046	—	—	1,483	30,396
Redemptions	(3,821,223)	(72,658,188)	(3,641,561)	(62,976,289)	(44,921)	(1,251,275)	(78,350)	(1,572,649)
Net increase (decrease)	(1,459,313)	(27,850,419)	1,089,652	20,164,561	(31,495)	(863,576)	(66,655)	(1,317,316)
Institutional Class
Subscriptions	11,963,374	221,645,007	26,620,852	453,014,337	826,535	24,193,338	810,554	18,752,767
Distributions reinvested	505,951	9,532,108	2,026,638	36,002,075	—	—	9,440	198,135
Redemptions	(6,582,481)	(122,634,741)	(7,335,717)	(120,216,003)	(183,274)	(5,346,764)	(1,020,779)	(19,997,548)
Net increase (decrease)	5,886,844	108,542,374	21,311,773	368,800,409	643,261	18,846,574	(200,785)	(1,046,646)
Institutional 2 Class
Subscriptions	5,321,387	99,619,129	6,788,489	114,076,072	254,602	7,787,080	221,913	4,629,697
Distributions reinvested	150,724	2,862,248	441,392	7,900,050	—	—	1,040	22,084
Redemptions	(949,030)	(17,728,993)	(2,828,659)	(46,801,458)	(3,030)	(88,206)	(180,402)	(3,964,044)
Net increase	4,523,081	84,752,384	4,401,222	75,174,664	251,572	7,698,874	42,551	687,737
Institutional 3 Class
Subscriptions	75,029	1,403,471	118,904	2,017,296	522	15,848	2,370	58,624
Distributions reinvested	2,743	52,010	10,200	182,140	—	—	—	—
Redemptions	(22,575)	(422,934)	(27,055)	(463,286)	(847)	(23,415)	(742)	(13,001)
Net increase (decrease)	55,197	1,032,547	102,049	1,736,150	(325)	(7,567)	1,628	45,623
Total net increase (decrease)	16,394,591	305,687,282	45,755,212	797,756,258	1,088,351	32,272,754	(194,576)	839,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	51

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2021 (Unaudited)	$12.69	(0.04)	0.99	0.95	(0.67)	(0.67)
Year Ended 12/31/2020	$11.71	(0.06)	3.24	3.18	(2.20)	(2.20)
Year Ended 12/31/2019	$10.65	(0.04)	2.78	2.74	(1.68)	(1.68)
Year Ended 12/31/2018	$12.92	(0.03)	(0.48)	(0.51)	(1.76)	(1.76)
Year Ended 12/31/2017	$13.35	(0.02)	3.23	3.21	(3.64)	(3.64)
Year Ended 12/31/2016	$17.63	(0.03)	1.73	1.70	(5.98)	(5.98)
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$17.65	(0.04)	1.41	1.37	(0.71)	(0.71)
Year Ended 12/31/2020	$15.52	(0.05)	4.38	4.33	(2.20)	(2.20)
Year Ended 12/31/2019	$13.63	(0.01)	3.58	3.57	(1.68)	(1.68)
Year Ended 12/31/2018	$16.06	0.01	(0.64)	(0.63)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.83	0.02	3.85	3.87	(3.64)	(3.64)
Year Ended 12/31/2016	$19.84	0.00(f)	1.97	1.97	(5.98)	(5.98)
Class C(g)
Six Months Ended 6/30/2021 (Unaudited)	$16.14	(0.12)	1.28	1.16	(0.63)	(0.63)
Year Ended 12/31/2020	$16.57	(0.20)	4.08	3.88	(4.31)	(4.31)
Year Ended 12/31/2019	$18.75	(0.20)	4.74	4.54	(6.72)	(6.72)
Year Ended 12/31/2018	$26.34	(0.24)	(0.71)	(0.95)	(6.64)	(6.64)
Year Ended 12/31/2017	$33.36	(0.32)	7.86	7.54	(14.56)	(14.56)
Year Ended 12/31/2016	$52.63	(0.44)	5.09	4.65	(23.92)	(23.92)
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$16.60	(0.04)	1.32	1.28	(0.71)	(0.71)
Year Ended 12/31/2020	$14.70	(0.04)	4.14	4.10	(2.20)	(2.20)
Year Ended 12/31/2019	$12.98	(0.01)	3.41	3.40	(1.68)	(1.68)
Year Ended 12/31/2018	$15.39	0.01	(0.62)	(0.61)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.29	0.02	3.72	3.74	(3.64)	(3.64)
Year Ended 12/31/2016	$19.34	0.01	1.92	1.93	(5.98)	(5.98)
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$17.88	(0.04)	1.42	1.38	(0.71)	(0.71)
Year Ended 12/31/2020	$15.69	(0.04)	4.43	4.39	(2.20)	(2.20)
Year Ended 12/31/2019	$13.76	(0.00)(f)	3.61	3.61	(1.68)	(1.68)
Year Ended 12/31/2018	$16.20	0.01	(0.65)	(0.64)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.94	0.02	3.88	3.90	(3.64)	(3.64)
Year Ended 12/31/2016	$19.92	0.01	1.99	2.00	(5.98)	(5.98)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2021 (Unaudited)	$12.97	7.73%	1.08%(b)	1.08%(b)	(0.68%)(b)	46%	$1,000,850
Year Ended 12/31/2020	$12.69	29.18%(c)	1.11%	1.11%(d)	(0.56%)	86%	$983,709
Year Ended 12/31/2019	$11.71	26.21%(c)	1.11%	1.10%(d)	(0.30%)	101%	$810,966
Year Ended 12/31/2018	$10.65	(5.22%)(c)	1.10%	1.08%(d)	(0.20%)	66%	$768,031
Year Ended 12/31/2017	$12.92	24.91%	1.09%	1.08%(d)	(0.13%)	72%	$830,454
Year Ended 12/31/2016	$13.35	10.06%	1.10%(e)	1.10%(e)	(0.21%)	85%	$931,460
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$18.31	7.92%	0.83%(b)	0.83%(b)	(0.43%)(b)	46%	$44,876
Year Ended 12/31/2020	$17.65	29.44%(c)	0.86%	0.86%(d)	(0.30%)	86%	$44,139
Year Ended 12/31/2019	$15.52	26.58%(c)	0.86%	0.85%(d)	(0.05%)	101%	$44,248
Year Ended 12/31/2018	$13.63	(5.00%)(c)	0.85%	0.83%(d)	0.05%	66%	$40,425
Year Ended 12/31/2017	$16.06	25.19%	0.84%	0.83%(d)	0.12%	72%	$38,588
Year Ended 12/31/2016	$15.83	10.32%	0.89%(e)	0.89%(e)	0.00%(f)	85%	$33,378
Class C(g)
Six Months Ended 6/30/2021 (Unaudited)	$16.67	7.36%	1.83%(b)	1.83%(b)	(1.44%)(b)	46%	$32,008
Year Ended 12/31/2020	$16.14	28.27%(c)	1.86%	1.86%(d)	(1.30%)	86%	$55,861
Year Ended 12/31/2019	$16.57	25.12%(c)	1.86%	1.85%(d)	(1.05%)	101%	$69,471
Year Ended 12/31/2018	$18.75	(5.86%)(c)	1.85%	1.82%(d)	(0.94%)	66%	$81,149
Year Ended 12/31/2017	$26.34	23.88%	1.84%	1.83%(d)	(0.88%)	72%	$246,450
Year Ended 12/31/2016	$33.36	9.29%	1.84%(e)	1.84%(e)	(0.95%)	85%	$302,119
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$17.17	7.88%	0.83%(b)	0.83%(b)	(0.43%)(b)	46%	$3,659,986
Year Ended 12/31/2020	$16.60	29.51%(c)	0.86%	0.86%(d)	(0.30%)	86%	$3,569,794
Year Ended 12/31/2019	$14.70	26.60%(c)	0.86%	0.85%(d)	(0.05%)	101%	$3,117,486
Year Ended 12/31/2018	$12.98	(5.09%)(c)	0.85%	0.83%(d)	0.05%	66%	$2,816,948
Year Ended 12/31/2017	$15.39	25.24%	0.84%	0.83%(d)	0.12%	72%	$3,407,214
Year Ended 12/31/2016	$15.29	10.39%	0.82%(e)	0.82%(e)	0.07%	85%	$3,425,935
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$18.55	7.90%(c)	0.81%(b)	0.80%(b)	(0.40%)(b)	46%	$60,219
Year Ended 12/31/2020	$17.88	29.50%(c)	0.83%	0.82%	(0.27%)	86%	$61,000
Year Ended 12/31/2019	$15.69	26.63%(c)	0.83%	0.82%	(0.02%)	101%	$51,584
Year Ended 12/31/2018	$13.76	(5.00%)(c)	0.81%	0.80%	0.08%	66%	$37,124
Year Ended 12/31/2017	$16.20	25.21%	0.82%	0.81%	0.14%	72%	$67,932
Year Ended 12/31/2016	$15.94	10.43%	0.81%(e)	0.81%(e)	0.08%	85%	$45,475
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	53

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$18.12	(0.03)	1.44	1.41	(0.72)	(0.72)
Year Ended 12/31/2020	$15.87	(0.04)	4.49	4.45	(2.20)	(2.20)
Year Ended 12/31/2019	$13.89	0.00(f)	3.66	3.66	(1.68)	(1.68)
Year Ended 12/31/2018	$16.34	0.02	(0.66)	(0.64)	(1.81)	(1.81)
Year Ended 12/31/2017	$16.04	0.03	3.91	3.94	(3.64)	(3.64)
Year Ended 12/31/2016	$20.00	0.02	2.00	2.02	(5.98)	(5.98)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$18.81	7.94%	0.76%(b)	0.76%(b)	(0.37%)(b)	46%	$86,057
Year Ended 12/31/2020	$18.12	29.54%(c)	0.78%	0.78%	(0.25%)	86%	$155,338
Year Ended 12/31/2019	$15.87	26.74%(c)	0.78%	0.77%	0.03%	101%	$65,408
Year Ended 12/31/2018	$13.89	(4.98%)(c)	0.76%	0.76%	0.13%	66%	$54,688
Year Ended 12/31/2017	$16.34	25.31%	0.76%	0.76%	0.19%	72%	$47,536
Year Ended 12/31/2016	$16.04	10.50%	0.76%(e)	0.76%(e)	0.12%	85%	$79,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	55

Financial Highlights
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2021 (Unaudited)	$34.31	0.04	2.79	2.83	(0.10)	(1.00)	(1.10)
Year Ended 12/31/2020	$34.20	0.06	4.51	4.57	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.48	0.25	8.19	8.44	(0.65)	(3.07)	(3.72)
Year Ended 12/31/2018	$46.51	0.23	(7.41)	(7.18)	(0.29)	(9.56)	(9.85)
Year Ended 12/31/2017	$37.71	0.25	11.71	11.96	(0.67)	(2.49)	(3.16)
Year Ended 12/31/2016	$39.08	0.35	(1.31)	(0.96)	(0.15)	(0.26)	(0.41)
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$34.95	0.03	2.90	2.93	(0.18)	(1.00)	(1.18)
Year Ended 12/31/2020	$34.67	0.16	4.58	4.74	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.84	0.33	8.30	8.63	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.95	0.46	(7.61)	(7.15)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$38.03	0.36	11.82	12.18	(0.77)	(2.49)	(3.26)
Year Ended 12/31/2016	$39.41	0.48	(1.38)	(0.90)	(0.22)	(0.26)	(0.48)
Class C
Six Months Ended 6/30/2021 (Unaudited)	$31.43	(0.10)	2.56	2.46	—	(1.00)	(1.00)
Year Ended 12/31/2020	$31.92	(0.17)	4.14	3.97	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$27.63	0.00(f)	7.65	7.65	(0.29)	(3.07)	(3.36)
Year Ended 12/31/2018	$44.57	(0.05)	(7.09)	(7.14)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$36.18	(0.06)	11.20	11.14	(0.26)	(2.49)	(2.75)
Year Ended 12/31/2016	$37.65	0.05	(1.26)	(1.21)	—	(0.26)	(0.26)
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$34.47	0.08	2.81	2.89	(0.18)	(1.00)	(1.18)
Year Ended 12/31/2020	$34.25	0.14	4.54	4.68	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.51	0.33	8.21	8.54	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.57	0.34	(7.44)	(7.10)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$37.74	0.37	11.73	12.10	(0.78)	(2.49)	(3.27)
Year Ended 12/31/2016	$39.12	0.44	(1.32)	(0.88)	(0.24)	(0.26)	(0.50)
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$34.46	0.09	2.81	2.90	(0.20)	(1.00)	(1.20)
Year Ended 12/31/2020	$34.22	0.16	4.54	4.70	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.49	0.35	8.20	8.55	(0.75)	(3.07)	(3.82)
Year Ended 12/31/2018	$46.54	0.37	(7.43)	(7.06)	(0.43)	(9.56)	(9.99)
Year Ended 12/31/2017	$37.72	0.38	11.72	12.10	(0.79)	(2.49)	(3.28)
Year Ended 12/31/2016	$39.10	0.44	(1.30)	(0.86)	(0.26)	(0.26)	(0.52)
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$34.99	0.10	2.86	2.96	(0.22)	(1.00)	(1.22)
Year Ended 12/31/2020	$34.67	0.19	4.59	4.78	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.83	0.37	8.30	8.67	(0.76)	(3.07)	(3.83)
Year Ended 12/31/2018	$46.95	0.51	(7.62)	(7.11)	(0.45)	(9.56)	(10.01)
Year Ended 12/31/2017	$38.02	0.40	11.83	12.23	(0.81)	(2.49)	(3.30)
Year Ended 12/31/2016	$39.41	0.47	(1.32)	(0.85)	(0.28)	(0.26)	(0.54)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2021 (Unaudited)	$36.04	8.24%(b)	1.25%(c)	1.23%(c)	0.20%(c)	17%	$290,120
Year Ended 12/31/2020	$34.31	14.68%(b)	1.28%(d)	1.24%(d),(e)	0.21%	55%	$283,478
Year Ended 12/31/2019	$34.20	29.56%(b)	1.27%(d)	1.24%(d),(e)	0.76%	32%	$307,872
Year Ended 12/31/2018	$29.48	(16.13%)(b)	1.25%(d)	1.24%(d),(e)	0.51%	32%	$296,349
Year Ended 12/31/2017	$46.51	31.91%	1.23%	1.20%(e)	0.56%	37%	$465,830
Year Ended 12/31/2016	$37.71	(2.51%)	1.27%	1.23%	0.90%	46%	$576,235
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$36.70	8.37%(b)	0.99%(c)	0.98%(c)	0.16%(c)	17%	$10,221
Year Ended 12/31/2020	$34.95	14.98%(b)	1.03%(d)	0.99%(d),(e)	0.52%	55%	$22,549
Year Ended 12/31/2019	$34.67	29.86%(b)	1.02%(d)	0.99%(d),(e)	1.00%	32%	$12,733
Year Ended 12/31/2018	$29.84	(15.90%)(b)	1.00%(d)	0.99%(d),(e)	0.97%	32%	$12,740
Year Ended 12/31/2017	$46.95	32.21%	0.98%	0.98%(e)	0.81%	37%	$99,578
Year Ended 12/31/2016	$38.03	(2.32%)	1.05%	1.05%	1.22%	46%	$101,988
Class C
Six Months Ended 6/30/2021 (Unaudited)	$32.89	7.82%(b)	1.99%(c)	1.98%(c)	(0.62%)(c)	17%	$13,355
Year Ended 12/31/2020	$31.43	13.82%(b)	2.02%(d)	1.99%(d),(e)	(0.57%)	55%	$19,998
Year Ended 12/31/2019	$31.92	28.61%(b)	2.02%(d)	2.00%(d),(e)	0.01%	32%	$18,749
Year Ended 12/31/2018	$27.63	(16.76%)(b)	2.00%(d)	1.99%(d),(e)	(0.11%)	32%	$22,817
Year Ended 12/31/2017	$44.57	30.93%	1.98%	1.97%(e)	(0.15%)	37%	$63,787
Year Ended 12/31/2016	$36.18	(3.26%)	2.01%	1.99%	0.13%	46%	$64,548
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$36.18	8.37%(b)	1.00%(c)	0.98%(c)	0.45%(c)	17%	$1,749,417
Year Ended 12/31/2020	$34.47	14.99%(b)	1.03%(d)	0.99%(d),(e)	0.46%	55%	$1,760,927
Year Ended 12/31/2019	$34.25	29.89%(b)	1.02%(d)	0.99%(d),(e)	1.01%	32%	$1,947,995
Year Ended 12/31/2018	$29.51	(15.93%)(b)	1.00%(d)	0.99%(d),(e)	0.76%	32%	$1,824,055
Year Ended 12/31/2017	$46.57	32.24%	0.98%	0.98%(e)	0.85%	37%	$3,116,383
Year Ended 12/31/2016	$37.74	(2.28%)	0.98%	0.98%	1.13%	46%	$3,356,348
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$36.16	8.41%(b)	0.95%(c)	0.92%(c)	0.53%(c)	17%	$139,159
Year Ended 12/31/2020	$34.46	15.06%(b)	0.97%(d)	0.92%(d)	0.53%	55%	$129,576
Year Ended 12/31/2019	$34.22	29.95%(b)	0.97%(d)	0.93%(d)	1.06%	32%	$183,763
Year Ended 12/31/2018	$29.49	(15.85%)(b)	0.93%(d)	0.93%(d)	0.81%	32%	$160,488
Year Ended 12/31/2017	$46.54	32.27%	0.93%	0.93%	0.87%	37%	$422,916
Year Ended 12/31/2016	$37.72	(2.23%)	0.93%	0.93%	1.15%	46%	$286,786
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$36.73	8.43%(b)	0.90%(c)	0.88%(c)	0.55%(c)	17%	$232,725
Year Ended 12/31/2020	$34.99	15.10%(b)	0.93%(d)	0.88%(d)	0.60%	55%	$277,614
Year Ended 12/31/2019	$34.67	30.04%(b)	0.92%(d)	0.89%(d)	1.12%	32%	$239,441
Year Ended 12/31/2018	$29.83	(15.82%)(b)	0.88%(d)	0.88%(d)	1.10%	32%	$198,933
Year Ended 12/31/2017	$46.95	32.36%	0.88%	0.88%	0.89%	37%	$725,247
Year Ended 12/31/2016	$38.02	(2.19%)	0.88%	0.88%	1.20%	46%	$239,733
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	57

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 6/30/2021 (Unaudited)	$34.24	(0.01)	2.80	2.79	(0.03)	(1.00)	(1.03)
Year Ended 12/31/2020	$34.22	(0.01)	4.49	4.48	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.44	0.06	8.27	8.33	(0.48)	(3.07)	(3.55)
Year Ended 12/31/2018	$46.51	0.12	(7.39)	(7.27)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$37.71	0.21	11.63	11.84	(0.55)	(2.49)	(3.04)
Year Ended 12/31/2016	$39.07	0.21	(1.30)	(1.09)	(0.01)	(0.26)	(0.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 6/30/2021 (Unaudited)	$36.00	8.12%(b)	1.50%(c)	1.48%(c)	(0.04%)(c)	17%	$3,473
Year Ended 12/31/2020	$34.24	14.40%(b)	1.53%(d)	1.49%(d),(e)	(0.04%)	55%	$3,398
Year Ended 12/31/2019	$34.22	29.21%(b)	1.52%(d)	1.50%(d),(e)	0.19%	32%	$3,696
Year Ended 12/31/2018	$29.44	(16.32%)(b)	1.50%(d)	1.49%(d),(e)	0.26%	32%	$10,049
Year Ended 12/31/2017	$46.51	31.58%	1.49%	1.48%(e)	0.46%	37%	$13,218
Year Ended 12/31/2016	$37.71	(2.82%)	1.55%	1.55%	0.55%	46%	$4,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	59

Financial Highlights
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2021 (Unaudited)	$13.58	(0.07)	1.39	1.32	—	(0.41)	(0.41)
Year Ended 12/31/2020	$11.69	(0.10)	2.76	2.66	—	(0.77)	(0.77)
Year Ended 12/31/2019	$10.28	(0.05)	3.14	3.09	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$12.48	(0.07)	(0.04)	(0.11)	—	(2.09)	(2.09)
Year Ended 12/31/2017	$14.95	(0.09)	2.84	2.75	—	(5.22)	(5.22)
Year Ended 12/31/2016	$20.25	(0.11)	2.43	2.32	—	(7.62)	(7.62)
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$19.32	(0.07)	1.96	1.89	—	(0.41)	(0.41)
Year Ended 12/31/2020	$16.31	(0.10)	3.91	3.81	—	(0.80)	(0.80)
Year Ended 12/31/2019	$13.77	(0.03)	4.25	4.22	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.08	(0.05)	(0.09)	(0.14)	—	(2.17)	(2.17)
Year Ended 12/31/2017	$17.93	(0.06)	3.43	3.37	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.85	(0.07)	2.77	2.70	—	(7.62)	(7.62)
Class C(f)
Six Months Ended 6/30/2021 (Unaudited)	$18.14	(0.17)	1.85	1.68	—	(0.40)	(0.40)
Year Ended 12/31/2020	$16.47	(0.25)	3.60	3.35	—	(1.68)	(1.68)
Year Ended 12/31/2019	$18.07	(0.24)	5.32	5.08	—	(6.68)	(6.68)
Year Ended 12/31/2018	$26.22	(0.36)	0.17(g)	(0.19)	—	(7.96)	(7.96)
Year Ended 12/31/2017	$40.19	(0.52)	7.43	6.91	—	(20.88)	(20.88)
Year Ended 12/31/2016	$64.00	(0.72)	7.39	6.67	—	(30.48)	(30.48)
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$17.90	(0.07)	1.83	1.76	—	(0.41)	(0.41)
Year Ended 12/31/2020	$15.17	(0.10)	3.63	3.53	—	(0.80)	(0.80)
Year Ended 12/31/2019	$12.90	(0.03)	3.98	3.95	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$15.21	(0.04)	(0.09)	(0.13)	—	(2.18)	(2.18)
Year Ended 12/31/2017	$17.20	(0.05)	3.28	3.23	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.19	(0.07)	2.70	2.63	—	(7.62)	(7.62)
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$19.50	(0.07)	1.99	1.92	—	(0.41)	(0.41)
Year Ended 12/31/2020	$16.46	(0.10)	3.95	3.85	—	(0.81)	(0.81)
Year Ended 12/31/2019	$13.87	(0.01)	4.28	4.27	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.21	(0.03)	(0.11)	(0.14)	—	(2.20)	(2.20)
Year Ended 12/31/2017	$18.02	(0.03)	3.44	3.41	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.90	(0.06)	2.80	2.74	—	(7.62)	(7.62)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2021 (Unaudited)	$14.49	9.78%(b)	1.40%(c),(d)	1.39%(c),(d)	(0.97%)(c)	41%	$58,679
Year Ended 12/31/2020	$13.58	23.70%(b)	1.44%	1.40%(e)	(0.91%)	94%	$59,050
Year Ended 12/31/2019	$11.69	30.88%(b)	1.45%(d)	1.41%(d),(e)	(0.43%)	91%	$56,578
Year Ended 12/31/2018	$10.28	(2.15%)(b)	1.44%(d)	1.42%(d),(e)	(0.49%)	86%	$49,179
Year Ended 12/31/2017	$12.48	19.14%(b)	1.44%	1.43%(e)	(0.55%)	84%	$47,960
Year Ended 12/31/2016	$14.95	12.70%	1.41%	1.41%	(0.58%)	98%	$80,721
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$20.80	9.83%(b)	1.15%(c),(d)	1.14%(c),(d)	(0.72%)(c)	41%	$25,214
Year Ended 12/31/2020	$19.32	24.08%(b)	1.19%	1.15%(e)	(0.66%)	94%	$23,158
Year Ended 12/31/2019	$16.31	31.27%(b)	1.20%(d)	1.16%(d),(e)	(0.18%)	91%	$19,202
Year Ended 12/31/2018	$13.77	(1.91%)(b)	1.18%(d)	1.17%(d),(e)	(0.27%)	86%	$14,579
Year Ended 12/31/2017	$16.08	19.42%(b)	1.21%	1.20%(e)	(0.31%)	84%	$16,355
Year Ended 12/31/2016	$17.93	12.93%	1.18%	1.18%	(0.35%)	98%	$6,172
Class C(f)
Six Months Ended 6/30/2021 (Unaudited)	$19.42	9.31%(b)	2.15%(c),(d)	2.14%(c),(d)	(1.73%)(c)	41%	$2,110
Year Ended 12/31/2020	$18.14	22.79%(b)	2.19%	2.15%(e)	(1.66%)	94%	$2,658
Year Ended 12/31/2019	$16.47	29.93%(b)	2.20%(d)	2.16%(d),(e)	(1.19%)	91%	$3,195
Year Ended 12/31/2018	$18.07	(2.92%)(b)	2.19%(d)	2.17%(d),(e)	(1.30%)	86%	$4,608
Year Ended 12/31/2017	$26.22	18.30%(b)	2.19%	2.19%(e)	(1.31%)	84%	$9,802
Year Ended 12/31/2016	$40.19	11.92%	2.13%	2.13%	(1.31%)	98%	$12,088
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$19.25	9.88%(b)	1.15%(c),(d)	1.14%(c),(d)	(0.72%)(c)	41%	$182,691
Year Ended 12/31/2020	$17.90	24.04%(b)	1.19%	1.15%(e)	(0.67%)	94%	$170,650
Year Ended 12/31/2019	$15.17	31.28%(b)	1.20%(d)	1.16%(d),(e)	(0.18%)	91%	$158,696
Year Ended 12/31/2018	$12.90	(1.98%)(b)	1.18%(d)	1.17%(d),(e)	(0.26%)	86%	$149,048
Year Ended 12/31/2017	$15.21	19.44%(b)	1.16%	1.16%(e)	(0.27%)	84%	$189,408
Year Ended 12/31/2016	$17.20	13.00%	1.16%	1.16%	(0.34%)	98%	$492,739
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$21.01	9.89%(b)	1.11%(c),(d)	1.08%(c),(d)	(0.65%)(c)	41%	$3,878
Year Ended 12/31/2020	$19.50	24.10%(b)	1.14%	1.08%	(0.60%)	94%	$3,344
Year Ended 12/31/2019	$16.46	31.41%(b)	1.13%(d)	1.08%(d)	(0.09%)	91%	$3,806
Year Ended 12/31/2018	$13.87	(1.89%)(b)	1.11%(d)	1.09%(d)	(0.19%)	86%	$3,332
Year Ended 12/31/2017	$16.21	19.56%(b)	1.08%	1.08%	(0.17%)	84%	$10,133
Year Ended 12/31/2016	$18.02	13.09%	1.07%	1.07%	(0.27%)	98%	$13,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	61

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$19.74	(0.07)	2.02	1.95	—	(0.41)	(0.41)
Year Ended 12/31/2020	$16.65	(0.09)	4.00	3.91	—	(0.82)	(0.82)
Year Ended 12/31/2019	$14.01	(0.01)	4.33	4.32	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.36	(0.02)	(0.11)	(0.13)	—	(2.22)	(2.22)
Year Ended 12/31/2017	$18.14	(0.03)	3.47	3.44	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.99	(0.04)	2.81	2.77	—	(7.62)	(7.62)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$21.28	9.92%(b)	1.05%(c),(d)	1.04%(c),(d)	(0.65%)(c)	41%	$53,654
Year Ended 12/31/2020	$19.74	24.16%(b)	1.09%	1.04%	(0.55%)	94%	$77,304
Year Ended 12/31/2019	$16.65	31.45%(b)	1.08%(d)	1.03%(d)	(0.05%)	91%	$67,921
Year Ended 12/31/2018	$14.01	(1.86%)(b)	1.06%(d)	1.04%(d)	(0.11%)	86%	$55,248
Year Ended 12/31/2017	$16.36	19.60%(b)	1.05%	1.05%	(0.17%)	84%	$49,019
Year Ended 12/31/2016	$18.14	13.18%	1.01%	1.01%	(0.18%)	98%	$38,136
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	63

Financial Highlights
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2021 (Unaudited)	$33.67	0.01	1.43	1.44	(0.15)	—	—	(0.15)
Year Ended 12/31/2020	$28.58	(0.03)	5.21	5.18	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$23.44	0.09	7.67	7.76	(0.28)	(2.34)	—	(2.62)
Year Ended 12/31/2018	$28.89	0.06	(3.66)	(3.60)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.36	0.02	7.52	7.54	(0.01)	—	—	(0.01)
Year Ended 12/31/2016	$21.33	0.10	0.09(f)	0.19	(0.14)	—	(0.02)	(0.16)
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$34.56	0.05	1.47	1.52	(0.21)	—	—	(0.21)
Year Ended 12/31/2020	$29.26	0.04	5.35	5.39	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$24.00	0.18	7.84	8.02	(0.42)	(2.34)	—	(2.76)
Year Ended 12/31/2018	$29.46	0.09	(3.70)	(3.61)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.77	0.08	7.68	7.76	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.74	0.17	0.08(f)	0.25	(0.20)	—	(0.02)	(0.22)
Class C
Six Months Ended 6/30/2021 (Unaudited)	$30.40	(0.12)	1.30	1.18	—	—	—	—
Year Ended 12/31/2020	$26.00	(0.23)	4.72	4.49	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$21.48	(0.10)	6.99	6.89	(0.03)	(2.34)	—	(2.37)
Year Ended 12/31/2018	$26.85	(0.12)	(3.40)	(3.52)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$19.99	(0.15)	7.01	6.86	—	—	—	—
Year Ended 12/31/2016	$19.96	(0.06)	0.09(f)	0.03	—	—	—	—
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$34.25	0.06	1.45	1.51	(0.21)	—	—	(0.21)
Year Ended 12/31/2020	$29.00	0.03	5.31	5.34	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$23.81	0.17	7.78	7.95	(0.42)	(2.34)	—	(2.76)
Year Ended 12/31/2018	$29.25	0.14	(3.73)	(3.59)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.61	0.09	7.62	7.71	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.58	0.16	0.09(f)	0.25	(0.20)	—	(0.02)	(0.22)
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$34.57	0.06	1.49	1.55	(0.24)	—	—	(0.24)
Year Ended 12/31/2020	$29.24	0.08	5.34	5.42	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$24.01	0.18	7.86	8.04	(0.47)	(2.34)	—	(2.81)
Year Ended 12/31/2018	$29.44	0.11	(3.69)	(3.58)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.76	0.11	7.66	7.77	(0.09)	—	—	(0.09)
Year Ended 12/31/2016	$21.72	0.16	0.11(f)	0.27	(0.21)	—	(0.02)	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2021 (Unaudited)	$34.96	4.26%	1.46%(c),(d)	1.24%(c),(d)	0.07%(c)	16%	$232,432
Year Ended 12/31/2020	$33.67	18.21%	1.48%	1.26%(e)	(0.10%)	68%	$230,519
Year Ended 12/31/2019	$28.58	33.37%	1.54%(d)	1.35%(d),(e)	0.34%	46%	$37,461
Year Ended 12/31/2018	$23.44	(12.46%)	1.54%	1.40%(e)	0.20%	48%	$26,073
Year Ended 12/31/2017	$28.89	35.30%	1.54%	1.40%(e)	0.07%	49%	$26,336
Year Ended 12/31/2016	$21.36	0.90%	1.55%(g)	1.48%(g)	0.49%	49%	$20,165
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$35.87	4.41%	1.21%(c),(d)	0.99%(c),(d)	0.31%(c)	16%	$2,858
Year Ended 12/31/2020	$34.56	18.51%	1.23%	1.02%(e)	0.12%	68%	$2,748
Year Ended 12/31/2019	$29.26	33.73%	1.29%(d)	1.10%(d),(e)	0.63%	46%	$2,030
Year Ended 12/31/2018	$24.00	(12.26%)	1.29%	1.15%(e)	0.31%	48%	$1,201
Year Ended 12/31/2017	$29.46	35.67%	1.29%	1.15%(e)	0.30%	49%	$1,820
Year Ended 12/31/2016	$21.77	1.15%	1.29%(g)	1.21%(g)	0.77%	49%	$1,106
Class C
Six Months Ended 6/30/2021 (Unaudited)	$31.58	3.88%	2.21%(c),(d)	1.99%(c),(d)	(0.78%)(c)	16%	$2,350
Year Ended 12/31/2020	$30.40	17.37%	2.23%	2.02%(e)	(0.88%)	68%	$3,251
Year Ended 12/31/2019	$26.00	32.31%	2.29%(d)	2.10%(d),(e)	(0.42%)	46%	$2,493
Year Ended 12/31/2018	$21.48	(13.11%)	2.28%	2.15%(e)	(0.43%)	48%	$2,752
Year Ended 12/31/2017	$26.85	34.32%	2.29%	2.15%(e)	(0.64%)	49%	$5,027
Year Ended 12/31/2016	$19.99	0.15%	2.31%(g)	2.23%(g)	(0.29%)	49%	$4,346
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$35.55	4.42%	1.21%(c),(d)	0.99%(c),(d)	0.32%(c)	16%	$156,685
Year Ended 12/31/2020	$34.25	18.50%	1.23%	1.02%(e)	0.12%	68%	$155,133
Year Ended 12/31/2019	$29.00	33.71%	1.29%(d)	1.10%(d),(e)	0.59%	46%	$88,922
Year Ended 12/31/2018	$23.81	(12.28%)	1.28%	1.15%(e)	0.47%	48%	$69,413
Year Ended 12/31/2017	$29.25	35.70%	1.29%	1.15%(e)	0.36%	49%	$89,266
Year Ended 12/31/2016	$21.61	1.18%	1.26%(g)	1.19%(g)	0.74%	49%	$73,631
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$35.88	4.48%	1.11%(c),(d)	0.89%(c),(d)	0.33%(c)	16%	$58,066
Year Ended 12/31/2020	$34.57	18.63%	1.15%	0.93%	0.27%	68%	$77,420
Year Ended 12/31/2019	$29.24	33.82%	1.22%(d)	1.00%(d)	0.65%	46%	$3,392
Year Ended 12/31/2018	$24.01	(12.16%)	1.21%	1.06%	0.36%	48%	$1,200
Year Ended 12/31/2017	$29.44	35.72%	1.22%	1.08%	0.41%	49%	$614
Year Ended 12/31/2016	$21.76	1.25%	1.23%(g)	1.19%(g)	0.76%	49%	$440
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	65

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$34.56	0.08	1.47	1.55	(0.25)	—	—	(0.25)
Year Ended 12/31/2020	$29.22	0.07	5.36	5.43	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$24.00	0.20	7.86	8.06	(0.50)	(2.34)	—	(2.84)
Year Ended 12/31/2018	$29.42	0.17	(3.74)	(3.57)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.74	(0.07)	7.86	7.79	(0.11)	—	—	(0.11)
Year Ended 12/31/2016	$21.71	0.16	0.12(f)	0.28	(0.23)	—	(0.02)	(0.25)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
12/31/2016	0.06%	0.06%	0.06%	0.06%	0.04%	0.09%
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$35.86	4.48%	1.07%(c),(d)	0.84%(c),(d)	0.47%(c)	16%	$27,207
Year Ended 12/31/2020	$34.56	18.67%	1.09%	0.89%	0.24%	68%	$27,064
Year Ended 12/31/2019	$29.22	33.90%	1.16%(d)	0.96%(d)	0.72%	46%	$13,861
Year Ended 12/31/2018	$24.00	(12.14%)	1.14%	1.02%	0.58%	48%	$8,627
Year Ended 12/31/2017	$29.42	35.81%	1.17%	1.03%	(0.24%)	49%	$7,732
Year Ended 12/31/2016	$21.74	1.29%	1.12%(g)	1.04%(g)	0.74%	49%	$322
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	67

Financial Highlights
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2021 (Unaudited)	$18.31	0.08	1.00	1.08	(0.01)	(0.24)	(0.25)
Year Ended 12/31/2020	$15.12	0.26	4.13	4.39	(0.27)	(0.93)	(1.20)
Year Ended 12/31/2019	$13.85	0.27	1.79	2.06	(0.26)	(0.53)	(0.79)
Year Ended 12/31/2018	$14.63	0.24	(0.26)	(0.02)	(0.28)	(0.48)	(0.76)
Year Ended 12/31/2017	$14.60	0.25	0.50	0.75	(0.50)	(0.22)	(0.72)
Year Ended 12/31/2016	$14.31	0.20	0.44	0.64	(0.08)	(0.27)	(0.35)
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$18.12	0.10	1.00	1.10	(0.01)	(0.24)	(0.25)
Year Ended 12/31/2020	$14.97	0.36	4.04	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.72	0.31	1.77	2.08	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.50	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.47	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.19	0.24	0.42	0.66	(0.11)	(0.27)	(0.38)
Class C
Six Months Ended 6/30/2021 (Unaudited)	$18.43	0.01	1.01	1.02	(0.01)	(0.24)	(0.25)
Year Ended 12/31/2020	$15.23	0.12	4.16	4.28	(0.15)	(0.93)	(1.08)
Year Ended 12/31/2019	$13.96	0.16	1.79	1.95	(0.15)	(0.53)	(0.68)
Year Ended 12/31/2018	$14.74	0.13	(0.26)	(0.13)	(0.17)	(0.48)	(0.65)
Year Ended 12/31/2017	$14.62	0.14	0.51	0.65	(0.31)	(0.22)	(0.53)
Year Ended 12/31/2016	$14.41	0.09	0.44	0.53	(0.05)	(0.27)	(0.32)
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$18.01	0.10	0.99	1.09	(0.01)	(0.24)	(0.25)
Year Ended 12/31/2020	$14.88	0.31	4.07	4.38	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.65	0.30	1.76	2.06	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.43	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.40	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.12	0.23	0.43	0.66	(0.11)	(0.27)	(0.38)
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$18.14	0.11	1.00	1.11	(0.01)	(0.24)	(0.25)
Year Ended 12/31/2020	$14.99	0.31	4.09	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.74	0.32	1.77	2.09	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.52	0.29	(0.27)	0.02	(0.32)	(0.48)	(0.80)
Year Ended 12/31/2017	$14.49	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.20	0.24	0.43	0.67	(0.11)	(0.27)	(0.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2021 (Unaudited)	$19.14	5.91%	0.55%(c),(d)	0.50%(c),(d)	0.84%(c)	44%	$632,208
Year Ended 12/31/2020	$18.31	29.27%	0.56%(d)	0.50%(d),(e)	1.53%	97%	$505,238
Year Ended 12/31/2019	$15.12	14.94%	0.58%(d)	0.50%(d),(e)	1.81%	158%	$225,113
Year Ended 12/31/2018	$13.85	(0.13%)	0.56%	0.50%(e)	1.66%	122%	$193,683
Year Ended 12/31/2017	$14.63	5.19%	0.54%	0.50%(e)	1.70%	33%	$257,752
Year Ended 12/31/2016	$14.60	4.47%	0.54%	0.50%	1.39%	95%	$398,781
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$18.97	6.08%	0.30%(c),(d)	0.25%(c),(d)	1.09%(c)	44%	$174,264
Year Ended 12/31/2020	$18.12	29.58%	0.32%(d)	0.25%(d),(e)	2.04%	97%	$130,921
Year Ended 12/31/2019	$14.97	15.21%	0.33%(d)	0.25%(d),(e)	2.08%	158%	$16,208
Year Ended 12/31/2018	$13.72	0.12%	0.31%	0.25%(e)	1.91%	122%	$11,816
Year Ended 12/31/2017	$14.50	5.49%	0.29%	0.25%(e)	1.98%	33%	$16,227
Year Ended 12/31/2016	$14.47	4.69%	0.30%	0.25%	1.64%	95%	$15,664
Class C
Six Months Ended 6/30/2021 (Unaudited)	$19.20	5.55%	1.30%(c),(d)	1.25%(c),(d)	0.07%(c)	44%	$189,670
Year Ended 12/31/2020	$18.43	28.28%	1.31%(d)	1.25%(d),(e)	0.72%	97%	$208,937
Year Ended 12/31/2019	$15.23	14.02%	1.33%(d)	1.25%(d),(e)	1.05%	158%	$156,027
Year Ended 12/31/2018	$13.96	(0.88%)	1.31%	1.25%(e)	0.90%	122%	$166,292
Year Ended 12/31/2017	$14.74	4.48%	1.29%	1.25%(e)	0.96%	33%	$250,784
Year Ended 12/31/2016	$14.62	3.69%	1.28%	1.25%	0.63%	95%	$338,930
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$18.85	6.06%	0.30%(c),(d)	0.25%(c),(d)	1.08%(c)	44%	$874,152
Year Ended 12/31/2020	$18.01	29.63%	0.31%(d)	0.25%(d),(e)	1.80%	97%	$729,119
Year Ended 12/31/2019	$14.88	15.14%	0.33%(d)	0.25%(d),(e)	2.06%	158%	$285,444
Year Ended 12/31/2018	$13.65	0.12%	0.31%	0.25%(e)	1.91%	122%	$253,123
Year Ended 12/31/2017	$14.43	5.52%	0.29%	0.25%(e)	1.97%	33%	$320,483
Year Ended 12/31/2016	$14.40	4.72%	0.28%	0.25%	1.64%	95%	$341,629
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$19.00	6.13%	0.25%(c),(d)	0.20%(c),(d)	1.16%(c)	44%	$221,216
Year Ended 12/31/2020	$18.14	29.59%	0.27%(d)	0.21%(d)	1.82%	97%	$129,197
Year Ended 12/31/2019	$14.99	15.25%	0.28%(d)	0.21%(d)	2.16%	158%	$40,759
Year Ended 12/31/2018	$13.74	0.16%	0.26%	0.21%	1.97%	122%	$16,478
Year Ended 12/31/2017	$14.52	5.51%	0.26%	0.23%	1.97%	33%	$13,464
Year Ended 12/31/2016	$14.49	4.77%	0.27%	0.24%	1.66%	95%	$12,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	69

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$18.11	0.11	1.00	1.11	(0.01)	(0.24)	(0.25)
Year Ended 12/31/2020	$14.96	0.33	4.08	4.41	(0.33)	(0.93)	(1.26)
Year Ended 12/31/2019	$13.72	0.32	1.76	2.08	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.50	0.30	(0.27)	0.03	(0.33)	(0.48)	(0.81)
Year Ended 12/31/2017	$14.46	0.30	0.51	0.81	(0.55)	(0.22)	(0.77)
Year Ended 12/31/2016	$14.18	0.25	0.42	0.67	(0.12)	(0.27)	(0.39)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$18.97	6.14%	0.22%(c),(d)	0.17%(c),(d)	1.18%(c)	44%	$4,044
Year Ended 12/31/2020	$18.11	29.69%	0.24%(d)	0.17%(d)	1.89%	97%	$2,862
Year Ended 12/31/2019	$14.96	15.24%	0.25%(d)	0.16%(d)	2.13%	158%	$837
Year Ended 12/31/2018	$13.72	0.21%	0.22%	0.16%	2.04%	122%	$461
Year Ended 12/31/2017	$14.50	5.64%	0.21%	0.18%	2.04%	33%	$521
Year Ended 12/31/2016	$14.46	4.76%	0.21%	0.19%	1.71%	95%	$399
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	71

Financial Highlights
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 6/30/2021 (Unaudited)	$27.49	0.02	3.12	3.14	—	—
Year Ended 12/31/2020	$22.52	(0.12)	5.22	5.10	(0.13)	(0.13)
Year Ended 12/31/2019	$15.56	0.06	7.09	7.15	(0.19)	(0.19)
Year Ended 12/31/2018	$19.27	0.11	(3.70)	(3.59)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.12	0.06	5.28	5.34	(0.19)	(0.19)
Year Ended 12/31/2016	$14.75	0.16	(0.67)	(0.51)	(0.12)	(0.12)
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$27.78	0.05	3.16	3.21	—	—
Year Ended 12/31/2020	$22.70	(0.06)	5.27	5.21	(0.13)	(0.13)
Year Ended 12/31/2019	$15.68	0.12	7.13	7.25	(0.23)	(0.23)
Year Ended 12/31/2018	$19.36	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.18	0.10	5.32	5.42	(0.24)	(0.24)
Year Ended 12/31/2016	$14.82	0.17	(0.65)	(0.48)	(0.16)	(0.16)
Class C
Six Months Ended 6/30/2021 (Unaudited)	$26.83	(0.10)	3.05	2.95	—	—
Year Ended 12/31/2020	$22.15	(0.27)	5.08	4.81	(0.13)	(0.13)
Year Ended 12/31/2019	$15.33	(0.06)	6.93	6.87	(0.05)	(0.05)
Year Ended 12/31/2018	$19.12	(0.02)	(3.65)	(3.67)	(0.12)	(0.12)
Year Ended 12/31/2017	$13.99	(0.04)	5.21	5.17	(0.04)	(0.04)
Year Ended 12/31/2016	$14.63	0.03	(0.64)	(0.61)	(0.03)	(0.03)
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$27.64	0.06	3.13	3.19	—	—
Year Ended 12/31/2020	$22.59	(0.06)	5.24	5.18	(0.13)	(0.13)
Year Ended 12/31/2019	$15.60	0.12	7.10	7.22	(0.23)	(0.23)
Year Ended 12/31/2018	$19.27	0.15	(3.70)	(3.55)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.11	0.14	5.26	5.40	(0.24)	(0.24)
Year Ended 12/31/2016	$14.75	0.19	(0.67)	(0.48)	(0.16)	(0.16)
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$27.98	0.09	3.14	3.23	—	—
Year Ended 12/31/2020	$22.84	(0.05)	5.32	5.27	(0.13)	(0.13)
Year Ended 12/31/2019	$15.78	0.14	7.17	7.31	(0.25)	(0.25)
Year Ended 12/31/2018	$19.46	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.25	0.20	5.25	5.45	(0.24)	(0.24)
Year Ended 12/31/2016	$14.89	0.18	(0.66)	(0.48)	(0.16)	(0.16)
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2021 (Unaudited)	$30.63	11.42%	1.69%(c)	1.44%(c)	0.11%(c)	9%	$53,690
Year Ended 12/31/2020	$27.49	22.80%	1.86%(d)	1.45%(d)	(0.54%)	45%	$42,059
Year Ended 12/31/2019	$22.52	45.96%	1.88%	1.44%	0.33%	30%	$33,361
Year Ended 12/31/2018	$15.56	(18.78%)	1.81%(d)	1.45%(d)	0.57%	39%	$22,870
Year Ended 12/31/2017	$19.27	37.89%	1.94%	1.58%(e)	0.33%	34%	$32,487
Year Ended 12/31/2016	$14.12	(3.47%)	2.00%	1.75%	1.07%	40%	$26,269
Advisor Class
Six Months Ended 6/30/2021 (Unaudited)	$30.99	11.56%	1.44%(c)	1.19%(c)	0.37%(c)	9%	$2,057
Year Ended 12/31/2020	$27.78	23.10%	1.61%(d)	1.20%(d)	(0.29%)	45%	$1,781
Year Ended 12/31/2019	$22.70	46.30%	1.63%	1.19%	0.60%	30%	$1,906
Year Ended 12/31/2018	$15.68	(18.53%)	1.55%(d)	1.19%(d)	0.97%	39%	$1,496
Year Ended 12/31/2017	$19.36	38.29%	1.71%	1.28%(e)	0.55%	34%	$2,942
Year Ended 12/31/2016	$14.18	(3.27%)	1.79%	1.50%	1.15%	40%	$362
Class C
Six Months Ended 6/30/2021 (Unaudited)	$29.78	11.00%	2.44%(c)	2.19%(c)	(0.72%)(c)	9%	$5,394
Year Ended 12/31/2020	$26.83	21.87%	2.61%(d)	2.20%(d)	(1.27%)	45%	$5,705
Year Ended 12/31/2019	$22.15	44.79%	2.64%	2.19%	(0.30%)	30%	$6,186
Year Ended 12/31/2018	$15.33	(19.34%)	2.56%(d)	2.20%(d)	(0.12%)	39%	$8,770
Year Ended 12/31/2017	$19.12	36.95%	2.69%	2.31%(e)	(0.25%)	34%	$13,965
Year Ended 12/31/2016	$13.99	(4.21%)	2.75%	2.50%	0.18%	40%	$7,112
Institutional Class
Six Months Ended 6/30/2021 (Unaudited)	$30.83	11.54%	1.44%(c)	1.19%(c)	0.41%(c)	9%	$81,375
Year Ended 12/31/2020	$27.64	23.08%	1.61%(d)	1.20%(d)	(0.29%)	45%	$55,171
Year Ended 12/31/2019	$22.59	46.35%	1.63%	1.19%	0.64%	30%	$49,616
Year Ended 12/31/2018	$15.60	(18.57%)	1.56%(d)	1.20%(d)	0.80%	39%	$32,813
Year Ended 12/31/2017	$19.27	38.35%	1.69%	1.29%(e)	0.77%	34%	$48,965
Year Ended 12/31/2016	$14.11	(3.29%)	1.73%	1.50%	1.29%	40%	$11,345
Institutional 2 Class
Six Months Ended 6/30/2021 (Unaudited)	$31.21	11.54%	1.40%(c)	1.14%(c)	0.61%(c)	9%	$12,153
Year Ended 12/31/2020	$27.98	23.23%	1.58%(d)	1.14%(d)	(0.24%)	45%	$3,855
Year Ended 12/31/2019	$22.84	46.33%	1.60%	1.13%	0.73%	30%	$2,175
Year Ended 12/31/2018	$15.78	(18.44%)	1.50%(d)	1.13%(d)	0.96%	39%	$2,554
Year Ended 12/31/2017	$19.46	38.32%	1.64%	1.28%	1.14%	34%	$3,988
Year Ended 12/31/2016	$14.25	(3.23%)	1.68%	1.47%	1.26%	40%	$1,262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	73

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$27.54	0.04	3.15	3.19	—	—
Year Ended 12/31/2020	$22.48	(0.02)	5.21	5.19	(0.13)	(0.13)
Year Ended 12/31/2019	$15.53	0.14	7.06	7.20	(0.25)	(0.25)
Year Ended 12/31/2018	$19.17	(0.04)	(3.48)	(3.52)	(0.12)	(0.12)
Year Ended 12/31/2017(f)	$15.02	0.03	4.40	4.43	(0.28)	(0.28)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Acorn Family of Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2021 (Unaudited)	$30.73	11.58%	1.37%(c)	1.10%(c)	0.26%(c)	9%	$67
Year Ended 12/31/2020	$27.54	23.24%	1.52%(d)	1.10%(d)	(0.08%)	45%	$69
Year Ended 12/31/2019	$22.48	46.42%	1.54%	1.09%	0.74%	30%	$19
Year Ended 12/31/2018	$15.53	(18.51%)	1.41%(d)	1.08%(d)	(0.21%)	39%	$3
Year Ended 12/31/2017(f)	$19.17	29.55%	1.58%(c)	1.09%(c)	0.17%(c)	34%	$210
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2021	75

Notes to Financial Statements
June 30, 2021 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds and exchange-traded funds (ETFs). As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities. For information on the investment strategies, operations and risks of the underlying funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the underlying funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at www.columbiathreadneedleus.com/resources/literature.
The Funds’ Board of Trustees approved reverse stock splits of the issued and outstanding Class C shares of Columbia Acorn® Fund and Columbia Acorn USA® (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of Class C shares outstanding and increase the net asset value per share by the ratio of 4 to 1, resulting in no effect on the net assets or the value of each affected shareholder’s investment in Class C shares. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust and each Fund may issue an unlimited number of shares (without par value). Each Fund currently offers each of the share classes listed in the Statement of Assets and Liabilities.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay shareholders different distribution amounts to the extent the expenses of the share classes differ, and the amount of distributions in the event of a Fund’s liquidation will be proportional to the net asset value of each share class of the Fund. Each share class has its own fees (sales charges), expenses and other features. These, together with information about certain conflicts of interest associated with the fees and expenses paid by certain share classes, are discussed fully in each Fund’s prospectus and Statement of Additional Information (SAI).
As described in each Fund’s prospectus, Class A and Class C shares are available to all investors. Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund 8 years after the Class C shares’ purchase date. Prior to April 1, 2021, Class C shares generally automatically converted to Class A shares of the same Fund 10 years after the Class C shares’ purchase date. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to retirement plans and to certain other institutional investors described in each Fund’s prospectus. Class R shares are available to retirement and health savings plans and other institutional investors.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
76	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Columbia Acorn Family of Funds | Semiannual Report 2021	77

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Derivative instruments
Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to contractual netting arrangements in the Statements of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn USA® bought and sold futures contracts during the six months ended June 30, 2021 to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily operations. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn USA® including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Acorn® Fund
At June 30, 2021, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,338,271)
78	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	4,658,512

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2021.
Columbia Acorn International®
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2021:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	508,939*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,560,128

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,651,448)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	56,192,195

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Columbia Acorn USA®
At June 30, 2021, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	142,295
Columbia Acorn Family of Funds | Semiannual Report 2021	79

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,055,813

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2021.
Delayed delivery securities
Ceritan Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash
80	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2021 by each Fund is included in the Statements of Operations.
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of June 30, 2021:
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®
	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	87,787,390	6,100,000	14,249,600
Total Liabilities	87,787,390	6,100,000	14,249,600
Total Financial and Derivative Net Assets	(87,787,390)	(6,100,000)	(14,249,600)
Financial Instruments	86,628,898	5,721,970	14,192,253
Net Amount (a)	(1,158,492)	(378,030)	(57,347)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2021:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$86,628,898	$—	$—	$—	$86,628,898
Gross amount of recognized liabilities for securities lending (collateral received)					87,787,390
Amounts due to counterparty in the event of default					$1,158,492
Columbia Acorn International®
Securities lending transactions
Equity securities	$5,721,970	$—	$—	$—	$5,721,970
Gross amount of recognized liabilities for securities lending (collateral received)					6,100,000
Amounts due to counterparty in the event of default					$378,030
Columbia Acorn USA®
Securities lending transactions
Equity securities	$14,192,253	$—	$—	$—	$14,192,253
Gross amount of recognized liabilities for securities lending (collateral received)					14,249,600
Amounts due to counterparty in the event of default					$57,347
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia
Columbia Acorn Family of Funds | Semiannual Report 2021	81

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Foreign taxes
Realized gains in certain countries may be subject to foreign taxes at the fund level. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statements of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn USA®
Average daily net assets	Annual fee rate
Up to $200 million	0.94%
$200 million to $500 million	0.89%
$500 million to $2 billion	0.84%
$2 billion to $3 billion	0.80%
$3 billion and over	0.70%

82	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
For the six months ended June 30, 2021, the annualized effective investment advisory fee rates were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.67
Columbia Acorn International®	0.79
Columbia Acorn USA®	0.92
Columbia Acorn International SelectSM	0.89
Columbia Thermostat FundSM	0.10
Columbia Acorn European FundSM	1.13
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of Affiliates to provide portfolio management services to certain accounts managed by the Investment Manager. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Pursuant to such arrangements, employees of Affiliates, including Columbia Management, may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to a Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Columbia Acorn Family of Funds | Semiannual Report 2021	83

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the six months ended June 30, 2021, the annualized effective administration fee rate was 0.048% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM and/or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of DST for its services and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
84	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board of Trustees from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Please see Expenses waived/reimbursed by the Investment Manager and its affiliates below for information about the Transfer Agent’s contractual agreements to limit the fees payable to it by certain share classes of the Funds.
For the six months ended June 30, 2021, the Funds’ annualized effective transfer agency fee rates, which reflect the contractual limitations described below in Expenses waived/reimbursed by the Investment Manager, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.08	0.08	0.08	0.08	0.05	0.01	—
Columbia Acorn International®	0.10	0.10	0.10	0.10	0.04	0.00	0.10
Columbia Acorn USA®	0.10	0.10	0.10	0.10	0.04	0.00	—
Columbia Acorn International SelectSM	0.15	0.15	0.15	0.15	0.06	0.01	—
Columbia Thermostat FundSM	0.10	0.10	0.10	0.10	0.05	0.02	—
Columbia Acorn European FundSM	0.09	0.09	0.09	0.09	0.04	0.00	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2021, no minimum account balance fees were charged by the Funds.
Distribution and service fees
Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2021, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00(a)	1.00(b)	97,758	739
Columbia Acorn International®	5.75	—	0.50 - 1.00(a)	1.00(b)	28,456	229
Columbia Acorn USA®	5.75	—	0.50 - 1.00(a)	1.00(b)	8,755	6
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00(a)	1.00(b)	19,585	29
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	694,941	11,241
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	42,424	161

Columbia Acorn Family of Funds | Semiannual Report 2021	85

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
Columbia Acorn® Fund
Effective May 1, 2021 through April 30, 2022, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing, expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn® Fund do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn®Fund	1.11%	0.86%	1.86%	0.86%	0.83%	0.79%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
Prior to May 1, 2021, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings, if any) paid by Columbia Acorn® Fund did not exceed the annual rates of 1.11% for Class A shares, 0.86% for Advisor Class shares, 1.86% for Class C shares, 0.86% for Institutional Class shares, 0.82% for Institutional 2 Class shares and 0.78% for Institutional 3 Class shares.
With respect to Columbia Acorn® Fund, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent did not exceed the annual rate of 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund. The Transfer Agent has contractually agreed to extend this arrangement through April 30, 2022, unless sooner terminated at the sole discretion of Fund’s Board of Trustees.
Columbia Acorn International®
Through April 30, 2022, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing, expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn International® do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
Columbia Acorn International®	1.24%	0.99%	1.99%	0.99%	0.92%	0.88%	1.49%
This agreement extends the prior contractual arrangement that was in place through April 30, 2021. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
With respect to Columbia Acorn International®, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent did not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. The Transfer Agent has contractually agreed to extend this arrangement through April 30, 2022, unless sooner terminated at the sole discretion of Fund’s Board of Trustees.
86	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Columbia Acorn USA®
Effective May 1, 2021 through April 30, 2022, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn USA®do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn USA®	1.40%	1.15%	2.15%	1.15%	1.08%	1.04%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
Prior to May 1, 2021, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn USA® did not exceed the annual rates of 1.41% for Class A shares, 1.16% for Advisor Class shares, 2.16% for Class C shares, 1.16% for Institutional Class shares, 1.08% for Institutional 2 Class shares and 1.04% for Institutional 3 Class shares.
With respect to Columbia Acorn USA®, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent did not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. The Transfer Agent has contractually agreed to extend this arrangement through April 30, 2022, unless sooner terminated at the sole discretion of Fund’s Board of Trustees.
Columbia Acorn International SelectSM
Effective May 1, 2021 through April 30, 2022, CWAM contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding any transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International SelectSM	1.24%	0.99%	1.99%	0.99%	0.89%	0.84%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
Prior to May 1, 2021, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM did not exceed the annual rates of 1.28% for Class A shares, 1.03% for Advisor Class shares, 2.03% for Class C shares, 1.03% for Institutional Class shares, 0.90% for Institutional Class 2 shares and 0.85% for Institutional Class 3 shares.
Columbia Thermostat FundSM
Through April 30, 2022, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.21%	0.17%
Columbia Acorn Family of Funds | Semiannual Report 2021	87

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
This agreement extends the prior contractual arrangement that was in place through April 30, 2021. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
Columbia Acorn European FundSM
Through April 30, 2022, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn European FundSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.14%	1.10%
This agreement extends the prior contractual arrangement that was in place through April 30, 2021. This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
With respect to Columbia Acorn European FundSM, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent did not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. The Transfer Agent has contractually agreed to extend this arrangement through April 30, 2022, unless sooner terminated at the sole discretion of Fund’s Board of Trustees.
Voluntary waivers and reimbursements
In addition to these contractual agreements, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) so that Columbia Acorn International®, Columbia Acorn USA® and Columbia Acorn European FundSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes.
Any fees waived and/or expenses reimbursed under the contractual and voluntary fee waiver/expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	3,686,216,000	1,418,423,000	(83,884,000)	1,334,539,000
Columbia Acorn International®	1,540,359,000	913,243,000	(20,675,000)	892,568,000
Columbia Acorn USA®	250,362,000	96,072,000	(7,082,000)	88,990,000
Columbia Acorn International SelectSM	349,243,000	135,704,000	(5,685,000)	130,019,000
Columbia Thermostat FundSM	2,026,740,000	74,667,000	(8,866,000)	65,801,000
Columbia Acorn European FundSM	100,503,000	54,249,000	(869,000)	53,380,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
88	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn International®	(47,764,662)	(26,269,099)	(74,033,761)
Columbia Acorn International SelectSM	(3,759,384)	—	(3,759,384)
Columbia Acorn European FundSM	(2,973,064)	—	(2,973,064)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2021, were:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	2,212,573,606	2,612,460,955
Columbia Acorn International®	417,036,781	669,887,276
Columbia Acorn USA®	130,411,617	177,419,062
Columbia Acorn International SelectSM	75,920,094	118,254,359
Columbia Thermostat FundSM	1,128,712,945	831,629,154
Columbia Acorn European FundSM	44,745,425	11,749,132
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
During the six months ended June 30, 2021, the following fund(s) had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn USA®	19,150,000	1.37	2
Columbia Acorn International SelectSM	2,550,000	1.36	2
Columbia Thermostat FundSM	4,100,000	1.37	1
Columbia Acorn Family of Funds | Semiannual Report 2021	89

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. The Funds had no outstanding borrowings at June 30, 2021.
Note 7. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (Including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics) occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign companies. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. Columbia Acorn International® and Columbia Acorn International SelectSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Funds’ NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investments in the Funds.
90	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Health care sector risk
Columbia Acorn® Fund and Columbia Acorn USA® are more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the information technology sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The
Columbia Acorn Family of Funds | Semiannual Report 2021	91

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Shareholder concentration risk
At June 30, 2021, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—	—	—
Columbia Acorn International®	1	11.1	—
Columbia Acorn USA®	1	19.2	—
Columbia Acorn International SelectSM	1	17.2	24.6
Columbia Thermostat FundSM	1	15.3	19.3
Columbia Acorn European FundSM	3	42.3	22.9
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
92	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Note 10. Fund reorganization for Columbia Acorn® Fund
At the close of business on July 10, 2020, Columbia Acorn® Fund acquired the assets and assumed the identified liabilities of Columbia Acorn SelectSM (the Acquired Fund), a series of Columbia Acorn Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of Columbia Acorn® Fund immediately before the reorganization were $3,945,929,243 and the combined net assets immediately after the reorganization were $4,162,559,888.
The reorganization was accomplished by a tax-free exchange of 17,982,620 shares of the Acquired Fund valued at $216,630,645 (including $45,240,007 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, Columbia Acorn® Fund issued the following number of shares:
Shares
Class A	7,633,122
Advisor Class	86,140
Class C	139,092(a)
Institutional Class	8,169,626
Institutional 2 Class	204,341
Institutional 3 Class	367,453

(a)	Share activity for Class C has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
For financial reporting purposes, net assets received and shares issued by Columbia Acorn® Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
Columbia Acorn® Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2020, Columbia Acorn® Fund’s pro-forma results of operations for the year ended December 31, 2020 would have been approximately:
($)
Net investment loss	(13,866,000)
Net realized gain	692,024,000
Net change in unrealized appreciation	463,288,000
Net increase in net assets from operations	1,141,446,000
Columbia Acorn Family of Funds | Semiannual Report 2021	93

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
Note 11. Fund reorganization for Columbia Acorn International®
At the close of business on July 10, 2020, Columbia Acorn International® acquired the assets and assumed the identified liabilities of Columbia Acorn Emerging Markets FundSM (the Acquired Fund), a series of Columbia Acorn Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of Columbia Acorn International® immediately before the reorganization were $2,289,446,759 and the combined net assets immediately after the reorganization were $2,321,819,727.
The reorganization was accomplished by a tax-free exchange of 2,827,715 shares of the Acquired Fund valued at $32,372,968 (including $3,368,388 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, Columbia Acorn International® issued the following number of shares:
Shares
Class A	401,457
Advisor Class	10,583
Class C	206,250
Institutional Class	435,556
Institutional 2 Class	8,252
Institutional 3 Class	20,109
For financial reporting purposes, net assets received and shares issued by Columbia Acorn International® were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
Columbia Acorn International®’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2020, Columbia Acorn International®’s pro-forma results of operations for the year ended December 31, 2020 would have been approximately:
($)
Net investment income	10,398,000
Net realized gain	271,863,000
Net change in unrealized appreciation	13,902,000
Net increase in net assets from operations	296,163,000
Note 12. Fund reorganization for Columbia Acorn International SelectSM
At the close of business on August 7, 2020, Columbia Acorn International SelectSM acquired the assets and assumed the identified liabilities of Columbia Select International Equity Fund (the Acquired Fund), a series of Columbia Funds Series Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in June 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager and its affiliates with comparable investment objectives and strategies.
The aggregate net assets of Columbia Acorn International SelectSM immediately before the reorganization were $221,813,610 and the combined net assets immediately after the reorganization were $464,940,748.
The reorganization was accomplished by a tax-free exchange of 18,460,726 shares of the Acquired Fund valued at $243,127,138 (including $9,281,109 of unrealized appreciation/(depreciation)).
94	Columbia Acorn Family of Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
June 30, 2021 (Unaudited)
In exchange for the Acquired Fund’s shares, Columbia Acorn International SelectSM issued the following number of shares:
Shares
Class A	5,674,674(a)
Advisor Class	13,886
Class C	51,121
Institutional Class	2,384,285
Institutional 2 Class	27,450
Institutional 3 Class	152,649

(a)	20,130 shares of Class A were issued in exchange of Class R shares of the Acquired fund.
For financial reporting purposes, net assets received and shares issued by Columbia Acorn International SelectSM were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
Columbia Acorn International SelectSM’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2020, Columbia Acorn International SelectSM’s pro-forma results of operations for the year ended December 31, 2020 would have been approximately:
($)
Net investment income	1,375,000
Net realized gain	35,106,000
Net change in unrealized appreciation	38,903,000
Net increase in net assets from operations	75,384,000
Columbia Acorn Family of Funds | Semiannual Report 2021	95

Board Approval of the Advisory Agreement
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement.
The Board determines whether to renew the Advisory Agreement each year by July 31. A discussion of the Board’s considerations in renewing the Advisory Agreement will be provided in the Funds’ annual report to shareholders for the period ended December 31, 2021.
96	Columbia Acorn Family of Funds | Semiannual Report 2021

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020. Among other things, the report indicated that:
•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	each Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk;
•	each Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Acorn Family of Funds | Semiannual Report 2021	97

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Wanger Asset Management, LLC
71 S. Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
98	Columbia Acorn Family of Funds | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_L01_(08/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust
By (Signature and Title)	/s/ Daniel J. Beckman	_______
Daniel J. Beckman, Co-President and Principal Executive Officer
Date	August 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer
Date	August 20, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting and Financial Officer
Date	August 20, 2021